FINANCIAL STATEMENTS

Variable Annuity Account B

Year Ended December 31, 2021

With Report of Independent Registered Public Accounting Firm

Variable Annuity Account B

Financial Statements

Year Ended December 31, 2021

Report of Independent Registered Public Accounting Firm

To the Board of Directors of First Security Benefit Life Insurance and Annuity Company of New York and Contract Owners of Variable Annuity Account B

Opinion on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts listed in the Appendix that comprise Variable Annuity Account B (the Separate Account), as of December 31, 2021 and the related statements of operations and changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2021, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Separate Account’s auditor since 1996.

Kansas City, Missouri

April 26, 2022

Appendix

Subaccounts comprising Variable Annuity Account B

Subaccounts	Statements of operations and changes in net assets
AB VPS Dynamic Asset Allocation	For each of the two years in the period ended December 31, 2021
AB VPS Small/Mid Cap Value	For each of the two years in the period ended December 31, 2021
American Century VP Mid Cap Value	For each of the two years in the period ended December 31, 2021
American Century VP Ultra®	For each of the two years in the period ended December 31, 2021
American Century VP Value	For each of the two years in the period ended December 31, 2021
American Funds IS® Asset Allocation	For each of the two years in the period ended December 31, 2021
American Funds IS® Capital World Bond	For each of the two years in the period ended December 31, 2021
American Funds IS® Global Growth	For each of the two years in the period ended December 31, 2021
American Funds IS® Growth-Income	For each of the two years in the period ended December 31, 2021
American Funds IS® International	For each of the two years in the period ended December 31, 2021
American Funds IS® New World	For each of the two years in the period ended December 31, 2021
BlackRock Equity Dividend V.I.	For each of the two years in the period ended December 31, 2021
BlackRock Global Allocation V.I.	For each of the two years in the period ended December 31, 2021
BlackRock High Yield V.I.	For each of the two years in the period ended December 31, 2021
BNY Mellon IP MidCap Stock	For each of the two years in the period ended December 31, 2021
BNY Mellon IP Small Cap Stock Index	For each of the two years in the period ended December 31, 2021
BNY Mellon IP Technology Growth	For each of the two years in the period ended December 31, 2021
BNY Mellon VIF Appreciation	For each of the two years in the period ended December 31, 2021
ClearBridge Variable Aggressive Growth	For each of the two years in the period ended December 31, 2021
ClearBridge Variable Small Cap Growth	For each of the two years in the period ended December 31, 2021
Delaware Ivy VIP Asset Strategy	For each of the two years in the period ended December 31, 2021
Fidelity® VIP Equity-Income	For each of the two years in the period ended December 31, 2021
Fidelity® VIP Growth & Income	For each of the two years in the period ended December 31, 2021

Fidelity® VIP Growth Opportunities	For each of the two years in the period ended December 31, 2021
Fidelity® VIP High Income	For each of the two years in the period ended December 31, 2021
Fidelity® VIP Overseas	For each of the two years in the period ended December 31, 2021
Franklin Allocation VIP Fund	For each of the two years in the period ended December 31, 2021
Franklin Income VIP Fund	For each of the two years in the period ended December 31, 2021
Franklin Mutual Global Discovery VIP Fund	For each of the two years in the period ended December 31, 2021
Franklin Small Cap Value VIP Fund	For each of the two years in the period ended December 31, 2021
Franklin Strategic Income VIP Fund	For each of the two years in the period ended December 31, 2021
Guggenheim VIF All Cap Value	For each of the two years in the period ended December 31, 2021
Guggenheim VIF Alpha Opportunity	For each of the two years in the period ended December 31, 2021
Guggenheim VIF Floating Rate Strategies	For each of the two years in the period ended December 31, 2021
Guggenheim VIF Global Managed Futures Strategy	For each of the two years in the period ended December 31, 2021
Guggenheim VIF High Yield	For each of the two years in the period ended December 31, 2021
Guggenheim VIF Large Cap Value	For each of the two years in the period ended December 31, 2021
Guggenheim VIF Long Short Equity	For each of the two years in the period ended December 31, 2021
Guggenheim VIF Managed Asset Allocation	For each of the two years in the period ended December 31, 2021
Guggenheim VIF Multi-Hedge Strategies	For each of the two years in the period ended December 31, 2021
Guggenheim VIF Small Cap Value	For each of the two years in the period ended December 31, 2021
Guggenheim VIF SMid Cap Value	For each of the two years in the period ended December 31, 2021
Guggenheim VIF StylePlus Large Core	For each of the two years in the period ended December 31, 2021
Guggenheim VIF StylePlus Large Growth	For each of the two years in the period ended December 31, 2021
Guggenheim VIF StylePlus Mid Growth	For each of the two years in the period ended December 31, 2021
Guggenheim VIF StylePlus Small Growth	For each of the two years in the period ended December 31, 2021
Guggenheim VIF Total Return Bond	For each of the two years in the period ended December 31, 2021
Guggenheim VIF World Equity Income	For each of the two years in the period ended December 31, 2021
Invesco V.I. American Value	For the period from April 30, 2021 (commencement of operations) through December 31, 2021

Invesco V.I. Comstock	For each of the two years in the period ended December 31, 2021
Invesco V.I. Core Bond	For each of the two years in the period ended December 31, 2021
Invesco V.I. Discovery Mid Cap Growth	For each of the two years in the period ended December 31, 2021
Invesco V.I. Equity and Income	For each of the two years in the period ended December 31, 2021
Invesco V.I. Global	For each of the two years in the period ended December 31, 2021
Invesco V.I. Global Real Estate	For each of the two years in the period ended December 31, 2021
Invesco V.I. Government Money Market	For each of the two years in the period ended December 31, 2021
Invesco V.I. Government Securities	For each of the two years in the period ended December 31, 2021
Invesco V.I. Health Care	For each of the two years in the period ended December 31, 2021
Invesco V.I. International Growth	For each of the two years in the period ended December 31, 2021
Invesco V.I. Main Street Mid Cap Fund®	For each of the two years in the period ended December 31, 2021
Invesco V.I. Main Street Small Cap Fund®	For each of the two years in the period ended December 31, 2021
Invesco V.I. Value Opportunities	For the period from January 1, 2021 through April 30, 2021 (closing of operations) and year ended December 31, 2020
Janus Henderson VIT Enterprise	For each of the two years in the period ended December 31, 2021
Janus Henderson VIT Research	For each of the two years in the period ended December 31, 2021
JPMorgan Insurance Trust Core Bond Portfolio	For each of the two years in the period ended December 31, 2021
Lord Abbett Series Bond-Debenture VC	For each of the two years in the period ended December 31, 2021
Lord Abbett Series Developing Growth VC	For each of the two years in the period ended December 31, 2021
MFS® VIT II Research International	For each of the two years in the period ended December 31, 2021
MFS® VIT Total Return	For each of the two years in the period ended December 31, 2021
MFS® VIT Utilities	For each of the two years in the period ended December 31, 2021
Morgan Stanley VIF Emerging Markets Equity	For each of the two years in the period ended December 31, 2021
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2021
Morningstar Balanced ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2021
Morningstar Conservative ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2021
Morningstar Growth ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2021

Morningstar Income and Growth ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2021
Neuberger Berman AMT Sustainable Equity	For each of the two years in the period ended December 31, 2021
PIMCO VIT All Asset	For each of the two years in the period ended December 31, 2021
PIMCO VIT CommodityRealReturn Strategy	For each of the two years in the period ended December 31, 2021
PIMCO VIT Emerging Markets Bond	For each of the two years in the period ended December 31, 2021
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	For each of the two years in the period ended December 31, 2021
PIMCO VIT Low Duration	For each of the two years in the period ended December 31, 2021
PIMCO VIT Real Return	For each of the two years in the period ended December 31, 2021
PIMCO VIT Total Return	For each of the two years in the period ended December 31, 2021
Putnam VT Small Cap Value	For each of the two years in the period ended December 31, 2021
Royce Micro-Cap	For each of the two years in the period ended December 31, 2021
T. Rowe Price Health Sciences	For each of the two years in the period ended December 31, 2021
Templeton Developing Markets VIP Fund	For each of the two years in the period ended December 31, 2021
Templeton Global Bond VIP Fund	For each of the two years in the period ended December 31, 2021
Western Asset Variable Global High Yield Bond	For each of the two years in the period ended December 31, 2021

Variable Annuity Account B

Statements of Net Assets

December 31, 2021

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
AB VPS Dynamic Asset Allocation	3,119	$39,531	$46,311	$—	$46,311	4,217	$10.98	$10.98
AB VPS Small/Mid Cap Value	6,506	125,115	150,748	—	150,748	9,983	15.10	15.10
American Century VP Mid Cap Value	23,816	453,222	596,603	—	596,603	30,221	19.76	19.76
American Century VP Ultra®	178,183	3,236,870	5,423,905	—	5,423,905	122,986	39.48	44.22
American Century VP Value	94,220	944,287	1,289,872	—	1,289,872	50,208	23.03	25.79
American Funds IS® Asset Allocation	99,136	2,303,522	2,831,316	—	2,831,316	191,076	14.82	14.82
American Funds IS® Capital World Bond	12,239	144,930	141,604	—	141,604	16,906	8.38	8.38
American Funds IS® Global Growth	73,360	2,211,900	3,269,653	—	3,269,653	161,487	20.24	20.24
American Funds IS® Growth-Income	22,472	1,069,536	1,473,460	—	1,473,460	76,205	19.34	19.34
American Funds IS® International	15,934	312,419	355,484	—	355,484	31,954	11.13	11.13
American Funds IS® New World	6,584	168,743	205,679	—	205,679	15,886	12.95	12.95
BlackRock Equity Dividend V.I.	63,049	735,042	765,420	—	765,420	48,337	15.84	15.84
BlackRock Global Allocation V.I.	35,504	510,416	510,550	—	510,550	41,315	12.36	12.36
BlackRock High Yield V.I.	40,679	293,146	308,750	1,147	309,897	28,550	10.86	10.86
BNY Mellon IP MidCap Stock	5,265	104,360	129,730	—	129,730	8,940	14.56	14.56
BNY Mellon IP Small Cap Stock Index	44,973	810,015	1,059,107	—	1,059,107	61,408	17.25	17.25
BNY Mellon IP Technology Growth	71,040	1,686,251	2,303,121	—	2,303,121	52,366	39.66	44.14
BNY Mellon VIF Appreciation	6,922	312,814	366,583	—	366,583	17,698	20.71	20.71
ClearBridge Variable Aggressive Growth	50,558	1,307,862	1,182,547	—	1,182,547	55,176	19.24	21.44
ClearBridge Variable Small Cap Growth	15,642	423,871	568,121	—	568,121	17,438	29.06	32.60
Delaware Ivy VIP Asset Strategy (a)	12,470	112,131	127,054	—	127,054	11,311	11.23	11.23
Fidelity® VIP Equity-Income	25,845	576,044	653,112	—	653,112	42,297	15.40	15.40
Fidelity® VIP Growth & Income	34,039	689,853	865,268	—	865,268	50,812	17.03	17.03
Fidelity® VIP Growth Opportunities	26,223	1,288,050	2,035,465	—	2,035,465	56,982	35.72	35.72
Fidelity® VIP High Income	151,694	780,372	763,022	—	763,022	74,900	10.18	10.18
Fidelity® VIP Overseas	18,783	411,097	543,591	—	543,591	40,316	13.48	13.48
Franklin Allocation VIP Fund	58,283	378,735	359,605	—	359,605	27,380	13.13	13.13
Franklin Income VIP Fund	38,975	601,496	653,228	—	653,228	51,694	12.21	12.66
Franklin Mutual Global Discovery VIP Fund	48,655	921,432	954,132	—	954,132	74,610	11.79	12.78
Franklin Small Cap Value VIP Fund	12,370	201,503	216,969	—	216,969	12,416	16.88	17.44
Franklin Strategic Income VIP Fund	11,841	124,340	121,138	—	121,138	13,418	9.03	9.03
Guggenheim VIF All Cap Value	8,195	235,820	315,746	—	315,746	13,574	18.58	23.44
Guggenheim VIF Alpha Opportunity	4,317	73,103	72,348	—	72,348	4,063	17.78	17.78
Guggenheim VIF Floating Rate Strategies	50,317	1,303,112	1,227,732	—	1,227,732	130,980	9.37	9.37
Guggenheim VIF Global Managed Futures Strategy	3,905	66,654	63,452	—	63,452	13,459	4.71	4.71
Guggenheim VIF High Yield	33,672	936,356	927,988	—	927,988	29,245	16.42	34.90
Guggenheim VIF Large Cap Value	15,971	567,843	747,458	—	747,458	40,262	18.57	18.92
Guggenheim VIF Long Short Equity	5,649	80,213	100,035	—	100,035	6,846	13.22	14.81
Guggenheim VIF Managed Asset Allocation	19,661	563,256	684,602	—	684,602	43,256	15.82	16.10
Guggenheim VIF Multi-Hedge Strategies	2,088	51,995	56,395	—	56,395	8,623	6.16	6.57
Guggenheim VIF Small Cap Value	8,442	339,879	394,141	—	394,141	9,584	27.62	41.39
Guggenheim VIF SMid Cap Value	15,020	975,824	1,248,305	—	1,248,305	28,345	30.22	44.33

(a)	Name change. See Note 1.

The	accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Net Assets (continued)

December 31, 2021

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
Guggenheim VIF StylePlus Large Core	11,148	$460,146	$633,084	$—	$633,084	40,059	$15.42	$18.97
Guggenheim VIF StylePlus Large Growth	14,606	277,260	385,304	—	385,304	19,246	19.93	24.22
Guggenheim VIF StylePlus Mid Growth	43,574	2,542,042	3,100,760	—	3,100,760	145,435	21.31	22.80
Guggenheim VIF StylePlus Small Growth	28,056	1,008,996	1,290,852	—	1,290,852	92,991	13.88	13.88
Guggenheim VIF Total Return Bond	118,468	1,915,814	2,041,211	—	2,041,211	174,830	9.55	11.66
Guggenheim VIF World Equity Income	42,227	506,859	749,106	—	749,106	55,015	13.56	15.34
Invesco V.I. American Value (b)	366	6,962	7,288	—	7,288	705	10.29	10.34
Invesco V.I. Comstock	13,170	218,701	277,225	—	277,225	14,931	15.75	18.59
Invesco V.I. Core Bond (a)	29,016	237,309	223,132	—	223,132	32,297	6.46	6.93
Invesco V.I. Discovery Mid Cap Growth (a)	4,402	330,492	456,732	—	456,732	19,484	23.45	23.45
Invesco V.I. Equity and Income	53,701	932,165	1,103,548	—	1,103,548	62,736	14.95	17.58
Invesco V.I. Global (a)	13,197	554,897	741,389	—	741,389	41,242	17.95	17.95
Invesco V.I. Global Real Estate	36,883	598,834	663,517	—	663,517	27,755	21.35	23.91
Invesco V.I. Government Money Market	920,685	920,685	920,685	—	920,685	110,026	8.09	8.37
Invesco V.I. Government Securities	69,736	815,830	792,898	—	792,898	96,042	8.24	8.24
Invesco V.I. Health Care	7,315	214,105	247,702	—	247,702	8,398	26.71	29.91
Invesco V.I. International Growth	11,572	411,369	471,218	—	471,218	25,314	16.93	18.85
Invesco V.I. Main Street Mid Cap Fund® (a)	8,881	103,946	111,451	—	111,451	4,523	22.06	24.71
Invesco V.I. Main Street Small Cap Fund® (a)	6,861	165,923	211,510	—	211,510	5,330	35.73	40.01
Invesco V.I. Value Opportunities (b)	—	—	—	—	—	—	18.58	18.58
Janus Henderson VIT Enterprise	26,476	1,846,970	2,448,804	—	2,448,804	80,846	27.85	30.30
Janus Henderson VIT Research	19,418	683,206	1,055,169	—	1,055,169	40,328	24.52	26.14
JPMorgan Insurance Trust Core Bond Portfolio	26,379	292,630	294,648	—	294,648	31,785	9.28	9.28
Lord Abbett Series Bond-Debenture VC	23,011	284,009	283,032	—	283,032	25,648	11.03	11.03
Lord Abbett Series Developing Growth VC	10,200	385,914	352,903	—	352,903	16,026	22.00	22.00
MFS® VIT II Research International	15,980	247,302	301,069	—	301,069	25,745	9.14	11.69
MFS® VIT Total Return	36,935	817,300	1,003,892	—	1,003,892	64,220	13.36	15.62
MFS® VIT Utilities	19,787	606,594	743,597	—	743,597	33,914	15.04	22.49
Morgan Stanley VIF Emerging Markets Equity	22,911	347,256	413,319	—	413,319	45,629	7.65	9.06
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	14,980	187,720	222,752	—	222,752	15,609	14.28	14.28
Morningstar Balanced ETF Asset Allocation Portfolio	33,051	369,347	390,328	—	390,328	32,184	12.13	12.13
Morningstar Conservative ETF Asset Allocation Portfolio	11,391	118,226	129,519	—	129,519	13,415	9.66	9.66
Morningstar Growth ETF Asset Allocation Portfolio	18,634	212,687	233,855	—	233,855	17,447	13.40	13.40
Morningstar Income and Growth ETF Asset Allocation Portfolio	16,158	173,011	181,133	—	181,133	16,633	10.89	10.89
Neuberger Berman AMT Sustainable Equity	22,816	484,707	846,913	—	846,913	23,989	32.03	35.23
PIMCO VIT All Asset	9,940	105,692	114,415	—	114,415	7,622	13.97	15.64
PIMCO VIT CommodityRealReturn Strategy	28,326	193,798	219,245	—	219,245	41,071	4.77	5.42
PIMCO VIT Emerging Markets Bond	4,471	57,681	55,975	—	55,975	4,698	11.41	11.93
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	36,436	390,622	391,686	—	391,686	33,214	10.98	11.81
PIMCO VIT Low Duration	46,439	479,375	475,070	—	475,070	58,945	7.21	8.08

(a)	Name change. See Note 1.
(b)	Merger. See Note 1.

The	accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Net Assets (continued)

December 31, 2021

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
PIMCO VIT Real Return	93,662	$1,205,081	$1,310,338	$—	$1,310,338	111,507	$10.50	$11.76
PIMCO VIT Total Return	58,441	641,140	628,822	—	628,822	66,010	9.53	9.53
Putnam VT Small Cap Value	1,396	18,366	19,400	—	19,400	1,305	14.86	14.86
Royce Micro-Cap	15,018	158,833	221,819	—	221,819	14,090	13.01	15.77
T. Rowe Price Health Sciences	30,239	1,421,749	1,850,308	—	1,850,308	80,329	23.02	23.02
Templeton Developing Markets VIP Fund	17,281	151,720	184,388	—	184,388	16,710	11.03	11.03
Templeton Global Bond VIP Fund	169,491	2,488,092	2,225,419	—	2,225,419	313,166	7.11	7.11
Western Asset Variable Global High Yield Bond	3,817	29,426	28,400	—	28,400	2,421	11.65	11.81

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets

Years Ended December 31, 2021 and 2020, Except as Noted

	AB VPS Dynamic Asset Allocation	AB VPS Small/Mid Cap Value	American Century VP Mid Cap Value
Net assets as of December 31, 2019	$41,608	$113,498	$580,633

Investment income (loss):
Dividend distributions	611	782	8,585
Investment Expenses:
Mortality and expense risk and administrative charges	(304)	(724)	(3,844)

Net investment income (loss)	307	58	4,741

Increase (decrease) in net assets from operations:
Capital gain distributions	—	4,817	—
Realized capital gain (loss) on investments	7	(2,103)	2,417
Change in unrealized appreciation (depreciation)	1,453	1,274	(4,334)

Net gain (loss) on investments	1,460	3,988	(1,917)

Net increase (decrease) in net assets from operations	1,767	4,046	2,824

Contract owner transactions:
Variable annuity deposits	65	4,487	10,737
Terminations, withdrawals and annuity payments	(64)	(1,073)	(48,827)
Transfers between subaccounts, net	561	(12,496)	4,739
Maintenance charges and mortality adjustments	(231)	(407)	(2,641)

Increase (decrease) in net assets from contract transactions	331	(9,489)	(35,992)

Total increase (decrease) in net assets	2,098	(5,443)	(33,168)

Net assets as of December 31, 2020	$43,706	$108,055	$547,465

Investment income (loss):
Dividend distributions	706	862	5,896
Investment Expenses:
Mortality and expense risk and administrative charges	(341)	(1,046)	(4,339)

Net investment income (loss)	365	(184)	1,557

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	190	1,247	13,437
Change in unrealized appreciation (depreciation)	3,113	36,642	96,623

Net gain (loss) on investments	3,303	37,889	110,060

Net increase (decrease) in net assets from operations	3,668	37,705	111,617

Contract owner transactions:
Variable annuity deposits	110	6,759	9,573
Terminations, withdrawals and annuity payments	(916)	(2,177)	(26,401)
Transfers between subaccounts, net	—	1,020	(44,206)
Maintenance charges and mortality adjustments	(257)	(614)	(1,445)

Increase (decrease) in net assets from contract transactions	(1,063)	4,988	(62,479)

Total increase (decrease) in net assets	2,605	42,693	49,138

Net assets as of December 31, 2021	$46,311	$150,748	$596,603

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	American Century VP Ultra®	American Century VP Value	American Funds IS® Asset Allocation
Net assets as of December 31, 2019	$3,726,846	$1,328,168	$1,899,968

Investment income (loss):
Dividend distributions	—	23,829	34,921
Investment Expenses:
Mortality and expense risk and administrative charges	(31,307)	(8,523)	(17,544)

Net investment income (loss)	(31,307)	15,306	17,377

Increase (decrease) in net assets from operations:
Capital gain distributions	371,183	30,695	10,981
Realized capital gain (loss) on investments	236,882	(1,758)	4,355
Change in unrealized appreciation (depreciation)	1,070,023	(89,329)	241,007

Net gain (loss) on investments	1,678,088	(60,392)	256,343

Net increase (decrease) in net assets from operations	1,646,781	(45,086)	273,720

Contract owner transactions:
Variable annuity deposits	259,170	32,957	489,822
Terminations, withdrawals and annuity payments	(288,155)	(58,116)	(133,851)
Transfers between subaccounts, net	(628,640)	(155,895)	104,826
Maintenance charges and mortality adjustments	(23,562)	(3,341)	(10,101)

Increase (decrease) in net assets from contract transactions	(681,187)	(184,395)	450,696

Total increase (decrease) in net assets	965,594	(229,481)	724,416

Net assets as of December 31, 2020	$4,692,440	$1,098,687	$2,624,384

Investment income (loss):
Dividend distributions	—	20,467	37,068
Investment Expenses:
Mortality and expense risk and administrative charges	(38,843)	(9,717)	(20,813)

Net investment income (loss)	(38,843)	10,750	16,255

Increase (decrease) in net assets from operations:
Capital gain distributions	340,685	—	91,554
Realized capital gain (loss) on investments	204,803	51,852	46,576
Change in unrealized appreciation (depreciation)	510,467	189,949	203,522

Net gain (loss) on investments	1,055,955	241,801	341,652

Net increase (decrease) in net assets from operations	1,017,112	252,551	357,907

Contract owner transactions:
Variable annuity deposits	228,243	109,475	105,232
Terminations, withdrawals and annuity payments	(184,619)	(177,528)	(188,339)
Transfers between subaccounts, net	(303,768)	10,271	(50,801)
Maintenance charges and mortality adjustments	(25,503)	(3,584)	(17,067)

Increase (decrease) in net assets from contract transactions	(285,647)	(61,366)	(150,975)

Total increase (decrease) in net assets	731,465	191,185	206,932

Net assets as of December 31, 2021	$5,423,905	$1,289,872	$2,831,316

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	American Funds IS® Capital World Bond	American Funds IS® Global Growth	American Funds IS® Growth- Income
Net assets as of December 31, 2019	$134,201	$2,162,803	$1,381,159

Investment income (loss):
Dividend distributions	1,470	3,550	14,734
Investment Expenses:
Mortality and expense risk and administrative charges	(1,068)	(17,156)	(10,002)

Net investment income (loss)	402	(13,606)	4,732

Increase (decrease) in net assets from operations:
Capital gain distributions	2,516	62,707	37,336
Realized capital gain (loss) on investments	424	84,597	40,769
Change in unrealized appreciation (depreciation)	8,885	488,553	90,716

Net gain (loss) on investments	11,825	635,857	168,821

Net increase (decrease) in net assets from operations	12,227	622,251	173,553

Contract owner transactions:
Variable annuity deposits	10,167	187,182	84,500
Terminations, withdrawals and annuity payments	(1,867)	(195,088)	(31,661)
Transfers between subaccounts, net	(5,922)	68,917	(367,377)
Maintenance charges and mortality adjustments	(483)	(13,610)	(2,454)

Increase (decrease) in net assets from contract transactions	1,895	47,401	(316,992)

Total increase (decrease) in net assets	14,122	669,652	(143,439)

Net assets as of December 31, 2020	$148,323	$2,832,455	$1,237,720

Investment income (loss):
Dividend distributions	2,264	6,553	13,141
Investment Expenses:
Mortality and expense risk and administrative charges	(1,137)	(23,366)	(10,225)

Net investment income (loss)	1,127	(16,813)	2,916

Increase (decrease) in net assets from operations:
Capital gain distributions	4,180	150,432	13,473
Realized capital gain (loss) on investments	865	109,568	29,236
Change in unrealized appreciation (depreciation)	(14,913)	188,753	231,627

Net gain (loss) on investments	(9,868)	448,753	274,336

Net increase (decrease) in net assets from operations	(8,741)	431,940	277,252

Contract owner transactions:
Variable annuity deposits	20,505	231,042	73,329
Terminations, withdrawals and annuity payments	(4,655)	(157,866)	(62,593)
Transfers between subaccounts, net	(13,177)	(53,240)	(48,415)
Maintenance charges and mortality adjustments	(651)	(14,678)	(3,833)

Increase (decrease) in net assets from contract transactions	2,022	5,258	(41,512)

Total increase (decrease) in net assets	(6,719)	437,198	235,740

Net assets as of December 31, 2021	$141,604	$3,269,653	$1,473,460

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	American Funds IS® International	American Funds IS® New World	BlackRock Equity Dividend V.I.
Net assets as of December 31, 2019	$449,482	$119,640	$506,889

Investment income (loss):
Dividend distributions	1,478	49	11,053
Investment Expenses:
Mortality and expense risk and administrative charges	(2,718)	(921)	(4,054)

Net investment income (loss)	(1,240)	(872)	6,999

Increase (decrease) in net assets from operations:
Capital gain distributions	—	1,360	20,278
Realized capital gain (loss) on investments	(13,752)	1,358	(8,978)
Change in unrealized appreciation (depreciation)	40,488	28,108	9,181

Net gain (loss) on investments	26,736	30,826	20,481

Net increase (decrease) in net assets from operations	25,496	29,954	27,480

Contract owner transactions:
Variable annuity deposits	8,163	1,576	48,879
Terminations, withdrawals and annuity payments	(15,849)	(2,733)	(10,448)
Transfers between subaccounts, net	(88,485)	1,968	18,021
Maintenance charges and mortality adjustments	(758)	(331)	(618)

Increase (decrease) in net assets from contract transactions	(96,929)	480	55,834

Total increase (decrease) in net assets	(71,433)	30,434	83,314

Net assets as of December 31, 2020	$378,049	$150,074	$590,203

Investment income (loss):
Dividend distributions	8,423	1,251	8,810
Investment Expenses:
Mortality and expense risk and administrative charges	(2,834)	(1,330)	(5,176)

Net investment income (loss)	5,589	(79)	3,634

Increase (decrease) in net assets from operations:
Capital gain distributions	—	5,266	91,418
Realized capital gain (loss) on investments	5,815	7,217	6,698
Change in unrealized appreciation (depreciation)	(19,800)	(6,531)	15,075

Net gain (loss) on investments	(13,985)	5,952	113,191

Net increase (decrease) in net assets from operations	(8,396)	5,873	116,825

Contract owner transactions:
Variable annuity deposits	2,260	50,998	27,164
Terminations, withdrawals and annuity payments	(18,016)	(3,441)	(15,882)
Transfers between subaccounts, net	2,316	2,554	48,864
Maintenance charges and mortality adjustments	(729)	(379)	(1,754)

Increase (decrease) in net assets from contract transactions	(14,169)	49,732	58,392

Total increase (decrease) in net assets	(22,565)	55,605	175,217

Net assets as of December 31, 2021	$355,484	$205,679	$765,420

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	BlackRock Global Allocation V.I.	BlackRock High Yield V.I.	BNY Mellon IP MidCap Stock
Net assets as of December 31, 2019	$380,009	$218,667	$108,142

Investment income (loss):
Dividend distributions	6,823	13,493	511
Investment Expenses:
Mortality and expense risk and administrative charges	(3,786)	(2,016)	(717)

Net investment income (loss)	3,037	11,477	(206)

Increase (decrease) in net assets from operations:
Capital gain distributions	33,171	—	—
Realized capital gain (loss) on investments	3,556	(988)	(1,413)
Change in unrealized appreciation (depreciation)	67,556	11,154	9,222

Net gain (loss) on investments	104,283	10,166	7,809

Net increase (decrease) in net assets from operations	107,320	21,643	7,603

Contract owner transactions:
Variable annuity deposits	85,236	27,271	2,457
Terminations, withdrawals and annuity payments	(21,050)	(18,967)	(1,453)
Transfers between subaccounts, net	46,634	56,651	(1,457)
Maintenance charges and mortality adjustments	(1,567)	(665)	(172)

Increase (decrease) in net assets from contract transactions	109,253	64,290	(625)

Total increase (decrease) in net assets	216,573	85,933	6,978

Net assets as of December 31, 2020	$596,582	$304,600	$115,120

Investment income (loss):
Dividend distributions	4,491	13,024	572
Investment Expenses:
Mortality and expense risk and administrative charges	(4,157)	(2,294)	(917)

Net investment income (loss)	334	10,730	(345)

Increase (decrease) in net assets from operations:
Capital gain distributions	85,879	877	821
Realized capital gain (loss) on investments	22,681	1,645	4,630
Change in unrealized appreciation (depreciation)	(77,785)	(72)	22,200

Net gain (loss) on investments	30,775	2,450	27,651

Net increase (decrease) in net assets from operations	31,109	13,180	27,306

Contract owner transactions:
Variable annuity deposits	22,211	2,954	14,610
Terminations, withdrawals and annuity payments	(86,933)	(5,504)	(9,074)
Transfers between subaccounts, net	(49,320)	(4,576)	(17,897)
Maintenance charges and mortality adjustments	(3,099)	(757)	(335)

Increase (decrease) in net assets from contract transactions	(117,141)	(7,883)	(12,696)

Total increase (decrease) in net assets	(86,032)	5,297	14,610

Net assets as of December 31, 2021	$510,550	$309,897	$129,730

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	BNY Mellon IP Small Cap Stock Index	BNY Mellon IP Technology Growth	BNY Mellon VIF Appreciation
Net assets as of December 31, 2019	$855,810	$1,286,130	$7,861

Investment income (loss):
Dividend distributions	8,120	996	291
Investment Expenses:
Mortality and expense risk and administrative charges	(5,618)	(12,139)	(360)

Net investment income (loss)	2,502	(11,143)	(69)

Increase (decrease) in net assets from operations:
Capital gain distributions	46,235	159,426	1,672
Realized capital gain (loss) on investments	(21,430)	8,055	184
Change in unrealized appreciation (depreciation)	55,960	669,749	14,756

Net gain (loss) on investments	80,765	837,230	16,612

Net increase (decrease) in net assets from operations	83,267	826,087	16,543

Contract owner transactions:
Variable annuity deposits	26,937	22,682	12,217
Terminations, withdrawals and annuity payments	(12,412)	(17,971)	(3,265)
Transfers between subaccounts, net	(103,468)	75,976	239,399
Maintenance charges and mortality adjustments	(1,222)	(7,273)	(82)

Increase (decrease) in net assets from contract transactions	(90,165)	73,414	248,269

Total increase (decrease) in net assets	(6,898)	899,501	264,812

Net assets as of December 31, 2020	$848,912	$2,185,631	$272,673

Investment income (loss):
Dividend distributions	6,814	—	572
Investment Expenses:
Mortality and expense risk and administrative charges	(7,594)	(17,692)	(2,303)

Net investment income (loss)	(780)	(17,692)	(1,731)

Increase (decrease) in net assets from operations:
Capital gain distributions	13,953	313,357	26,747
Realized capital gain (loss) on investments	22,184	93,844	4,142
Change in unrealized appreciation (depreciation)	179,712	(136,331)	38,893

Net gain (loss) on investments	215,849	270,870	69,782

Net increase (decrease) in net assets from operations	215,069	253,178	68,051

Contract owner transactions:
Variable annuity deposits	30,817	16,048	10,660
Terminations, withdrawals and annuity payments	(18,866)	(39,787)	(497)
Transfers between subaccounts, net	(15,580)	(102,442)	15,792
Maintenance charges and mortality adjustments	(1,245)	(9,507)	(96)

Increase (decrease) in net assets from contract transactions	(4,874)	(135,688)	25,859

Total increase (decrease) in net assets	210,195	117,490	93,910

Net assets as of December 31, 2021	$1,059,107	$2,303,121	$366,583

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	ClearBridge Variable Aggressive Growth	ClearBridge Variable Small Cap Growth	Delaware Ivy VIP Asset Strategy(a)
Net assets as of December 31, 2019	$1,160,859	$444,618	$87,802

Investment income (loss):
Dividend distributions	6,894	—	2,432
Investment Expenses:
Mortality and expense risk and administrative charges	(8,519)	(3,701)	(828)

Net investment income (loss)	(1,625)	(3,701)	1,604

Increase (decrease) in net assets from operations:
Capital gain distributions	115,373	43,514	2,008
Realized capital gain (loss) on investments	(2,646)	3,189	484
Change in unrealized appreciation (depreciation)	81,640	149,377	18,066

Net gain (loss) on investments	194,367	196,080	20,558

Net increase (decrease) in net assets from operations	192,742	192,379	22,162

Contract owner transactions:
Variable annuity deposits	18,220	10,051	2,437
Terminations, withdrawals and annuity payments	(12,989)	(9,194)	(4,189)
Transfers between subaccounts, net	11,832	11,590	24,898
Maintenance charges and mortality adjustments	(2,904)	(1,295)	(409)

Increase (decrease) in net assets from contract transactions	14,159	11,152	22,737

Total increase (decrease) in net assets	206,901	203,531	44,899

Net assets as of December 31, 2020	$1,367,760	$648,149	$132,701

Investment income (loss):
Dividend distributions	2,346	—	2,006
Investment Expenses:
Mortality and expense risk and administrative charges	(10,352)	(4,673)	(990)

Net investment income (loss)	(8,006)	(4,673)	1,016

Increase (decrease) in net assets from operations:
Capital gain distributions	342,053	68,674	13,046
Realized capital gain (loss) on investments	46,554	64,993	4,512
Change in unrealized appreciation (depreciation)	(256,567)	(57,336)	(6,240)

Net gain (loss) on investments	132,040	76,331	11,318

Net increase (decrease) in net assets from operations	124,034	71,658	12,334

Contract owner transactions:
Variable annuity deposits	10,694	8,411	2,450
Terminations, withdrawals and annuity payments	(174,315)	(93,000)	(22,074)
Transfers between subaccounts, net	(142,397)	(66,038)	2,054
Maintenance charges and mortality adjustments	(3,229)	(1,059)	(411)

Increase (decrease) in net assets from contract transactions	(309,247)	(151,686)	(17,981)

Total increase (decrease) in net assets	(185,213)	(80,028)	(5,647)

Net assets as of December 31, 2021	$1,182,547	$568,121	$127,054

(a) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Fidelity® VIP Equity-Income	Fidelity® VIP Growth & Income	Fidelity® VIP Growth Opportunities
Net assets as of December 31, 2019	$625,115	$594,494	$1,162,121

Investment income (loss):
Dividend distributions	8,834	11,732	—
Investment Expenses:
Mortality and expense risk and administrative charges	(4,266)	(4,452)	(9,683)

Net investment income (loss)	4,568	7,280	(9,683)

Increase (decrease) in net assets from operations:
Capital gain distributions	24,405	28,359	78,085
Realized capital gain (loss) on investments	2,228	1,809	29,918
Change in unrealized appreciation (depreciation)	1,345	18,117	559,185

Net gain (loss) on investments	27,978	48,285	667,188

Net increase (decrease) in net assets from operations	32,546	55,565	657,505

Contract owner transactions:
Variable annuity deposits	99,573	39,366	47,175
Terminations, withdrawals and annuity payments	(38,349)	(21,931)	(22,019)
Transfers between subaccounts, net	(108,555)	39,392	47,830
Maintenance charges and mortality adjustments	(1,791)	(859)	(4,760)

Increase (decrease) in net assets from contract transactions	(49,122)	55,968	68,226

Total increase (decrease) in net assets	(16,576)	111,533	725,731

Net assets as of December 31, 2020	$608,539	$706,027	$1,887,852

Investment income (loss):
Dividend distributions	10,532	17,803	—
Investment Expenses:
Mortality and expense risk and administrative charges	(4,844)	(5,961)	(15,451)

Net investment income (loss)	5,688	11,842	(15,451)

Increase (decrease) in net assets from operations:
Capital gain distributions	72,662	37,364	174,888
Realized capital gain (loss) on investments	18,374	16,191	145,023
Change in unrealized appreciation (depreciation)	38,646	105,786	(102,341)

Net gain (loss) on investments	129,682	159,341	217,570

Net increase (decrease) in net assets from operations	135,370	171,183	202,119

Contract owner transactions:
Variable annuity deposits	21,446	72,326	59,594
Terminations, withdrawals and annuity payments	(52,766)	(7,058)	(44,017)
Transfers between subaccounts, net	(55,754)	(76,124)	(63,557)
Maintenance charges and mortality adjustments	(3,723)	(1,086)	(6,526)

Increase (decrease) in net assets from contract transactions	(90,797)	(11,942)	(54,506)

Total increase (decrease) in net assets	44,573	159,241	147,613

Net assets as of December 31, 2021	$653,112	$865,268	$2,035,465

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Fidelity® VIP High Income	Fidelity® VIP Overseas	Franklin Allocation VIP Fund
Net assets as of December 31, 2019	$700,994	$301,679	$369,609

Investment income (loss):
Dividend distributions	35,764	871	4,926
Investment Expenses:
Mortality and expense risk and administrative charges	(5,334)	(2,643)	(2,786)

Net investment income (loss)	30,430	(1,772)	2,140

Increase (decrease) in net assets from operations:
Capital gain distributions	—	1,103	94,928
Realized capital gain (loss) on investments	(4,632)	5,876	(2,298)
Change in unrealized appreciation (depreciation)	(15,134)	81,344	(54,134)

Net gain (loss) on investments	(19,766)	88,323	38,496

Net increase (decrease) in net assets from operations	10,664	86,551	40,636

Contract owner transactions:
Variable annuity deposits	43,069	15,533	958
Terminations, withdrawals and annuity payments	(6,290)	(8,790)	(9,403)
Transfers between subaccounts, net	5,317	67,570	8,684
Maintenance charges and mortality adjustments	(3,964)	(270)	(1,632)

Increase (decrease) in net assets from contract transactions	38,132	74,043	(1,393)

Total increase (decrease) in net assets	48,796	160,594	39,243

Net assets as of December 31, 2020	$749,790	$462,273	$408,852

Investment income (loss):
Dividend distributions	39,914	1,682	6,638
Investment Expenses:
Mortality and expense risk and administrative charges	(5,721)	(3,745)	(3,030)

Net investment income (loss)	34,193	(2,063)	3,608

Increase (decrease) in net assets from operations:
Capital gain distributions	—	38,350	—
Realized capital gain (loss) on investments	86	8,811	(7,322)
Change in unrealized appreciation (depreciation)	(8,080)	38,751	45,724

Net gain (loss) on investments	(7,994)	85,912	38,402

Net increase (decrease) in net assets from operations	26,199	83,849	42,010

Contract owner transactions:
Variable annuity deposits	110	1,567	1,212
Terminations, withdrawals and annuity payments	(12,680)	(11,934)	(92,417)
Transfers between subaccounts, net	4,077	8,175	2,139
Maintenance charges and mortality adjustments	(4,474)	(339)	(2,191)

Increase (decrease) in net assets from contract transactions	(12,967)	(2,531)	(91,257)

Total increase (decrease) in net assets	13,232	81,318	(49,247)

Net assets as of December 31, 2021	$763,022	$543,591	$359,605

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Franklin Income VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin Small Cap Value VIP Fund
Net assets as of December 31, 2019	$683,825	$961,542	$256,689

Investment income (loss):
Dividend distributions	31,963	17,867	3,021
Investment Expenses:
Mortality and expense risk and administrative charges	(4,567)	(6,032)	(1,526)

Net investment income (loss)	27,396	11,835	1,495

Increase (decrease) in net assets from operations:
Capital gain distributions	453	14,310	12,849
Realized capital gain (loss) on investments	(23,170)	(50,768)	(14,882)
Change in unrealized appreciation (depreciation)	(30,363)	(20,997)	6,633

Net gain (loss) on investments	(53,080)	(57,455)	4,600

Net increase (decrease) in net assets from operations	(25,684)	(45,620)	6,095

Contract owner transactions:
Variable annuity deposits	25,954	18,760	3,099
Terminations, withdrawals and annuity payments	(12,805)	(10,454)	(7,186)
Transfers between subaccounts, net	(77,927)	(82,333)	(26,111)
Maintenance charges and mortality adjustments	(1,674)	(2,081)	(413)

Increase (decrease) in net assets from contract transactions	(66,452)	(76,108)	(30,611)

Total increase (decrease) in net assets	(92,136)	(121,728)	(24,516)

Net assets as of December 31, 2020	$591,689	$839,814	$232,173

Investment income (loss):
Dividend distributions	29,930	25,003	2,276
Investment Expenses:
Mortality and expense risk and administrative charges	(5,199)	(7,032)	(1,681)

Net investment income (loss)	24,731	17,971	595

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	6,026
Realized capital gain (loss) on investments	6,629	(2,455)	(264)
Change in unrealized appreciation (depreciation)	61,266	133,051	41,976

Net gain (loss) on investments	67,895	130,596	47,738

Net increase (decrease) in net assets from operations	92,626	148,567	48,333

Contract owner transactions:
Variable annuity deposits	68,591	16,955	1,061
Terminations, withdrawals and annuity payments	(106,635)	(13,706)	(14,984)
Transfers between subaccounts, net	8,851	(36,179)	(48,943)
Maintenance charges and mortality adjustments	(1,894)	(1,319)	(671)

Increase (decrease) in net assets from contract transactions	(31,087)	(34,249)	(63,537)

Total increase (decrease) in net assets	61,539	114,318	(15,204)

Net assets as of December 31, 2021	$653,228	$954,132	$216,969

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Franklin Strategic Income VIP Fund	Guggenheim VIF All Cap Value	Guggenheim VIF Alpha Opportunity
Net assets as of December 31, 2019	$125,551	$605,010	$119,181

Investment income (loss):
Dividend distributions	5,343	7,323	734
Investment Expenses:
Mortality and expense risk and administrative charges	(841)	(2,917)	(851)

Net investment income (loss)	4,502	4,406	(117)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	21,735	—
Realized capital gain (loss) on investments	(3,261)	2,404	(9,026)
Change in unrealized appreciation (depreciation)	(1,129)	(34,065)	9,201

Net gain (loss) on investments	(4,390)	(9,926)	175

Net increase (decrease) in net assets from operations	112	(5,520)	58

Contract owner transactions:
Variable annuity deposits	3,891	1,433	7,196
Terminations, withdrawals and annuity payments	(1,002)	(127,544)	(2,352)
Transfers between subaccounts, net	(13,841)	(70,391)	(60,030)
Maintenance charges and mortality adjustments	(501)	(983)	(102)

Increase (decrease) in net assets from contract transactions	(11,453)	(197,485)	(55,288)

Total increase (decrease) in net assets	(11,341)	(203,005)	(55,230)

Net assets as of December 31, 2020	$114,210	$402,005	$63,951

Investment income (loss):
Dividend distributions	4,063	7,588	431
Investment Expenses:
Mortality and expense risk and administrative charges	(920)	(3,087)	(511)

Net investment income (loss)	3,143	4,501	(80)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	2,198	—
Realized capital gain (loss) on investments	(165)	41,697	(200)
Change in unrealized appreciation (depreciation)	(1,233)	44,131	8,640

Net gain (loss) on investments	(1,398)	88,026	8,440

Net increase (decrease) in net assets from operations	1,745	92,527	8,360

Contract owner transactions:
Variable annuity deposits	13,725	7,576	2,197
Terminations, withdrawals and annuity payments	(3,727)	(135,754)	(2,838)
Transfers between subaccounts, net	(4,225)	(49,482)	783
Maintenance charges and mortality adjustments	(590)	(1,126)	(105)

Increase (decrease) in net assets from contract transactions	5,183	(178,786)	37

Total increase (decrease) in net assets	6,928	(86,259)	8,397

Net assets as of December 31, 2021	$121,138	$315,746	$72,348

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Guggenheim VIF Floating Rate Strategies	Guggenheim VIF Global Managed Futures Strategy	Guggenheim VIF High Yield
Net assets as of December 31, 2019	$1,246,528	$59,591	$1,100,982

Investment income (loss):
Dividend distributions	73,913	2,592	68,867
Investment Expenses:
Mortality and expense risk and administrative charges	(9,213)	(494)	(7,159)

Net investment income (loss)	64,700	2,098	61,708

Increase (decrease) in net assets from operations:
Capital gain distributions	—	380	—
Realized capital gain (loss) on investments	(10,875)	(88)	(25,385)
Change in unrealized appreciation (depreciation)	(66,017)	(1,471)	(17,408)

Net gain (loss) on investments	(76,892)	(1,179)	(42,793)

Net increase (decrease) in net assets from operations	(12,192)	919	18,915

Contract owner transactions:
Variable annuity deposits	76,780	7,773	12,682
Terminations, withdrawals and annuity payments	(47,686)	(1,497)	(180,435)
Transfers between subaccounts, net	(41,997)	—	(64,249)
Maintenance charges and mortality adjustments	(7,165)	(368)	(2,083)

Increase (decrease) in net assets from contract transactions	(20,068)	5,908	(234,085)

Total increase (decrease) in net assets	(32,260)	6,827	(215,170)

Net assets as of December 31, 2020	$1,214,268	$66,418	$885,812

Investment income (loss):
Dividend distributions	30,002	—	46,304
Investment Expenses:
Mortality and expense risk and administrative charges	(9,133)	(505)	(7,345)

Net investment income (loss)	20,869	(505)	38,959

Increase (decrease) in net assets from operations:
Capital gain distributions	—	840	—
Realized capital gain (loss) on investments	(2,291)	(24)	(1,017)
Change in unrealized appreciation (depreciation)	2,278	(75)	2,850

Net gain (loss) on investments	(13)	741	1,833

Net increase (decrease) in net assets from operations	20,856	236	40,792

Contract owner transactions:
Variable annuity deposits	20,902	163	93
Terminations, withdrawals and annuity payments	(24,972)	(3,033)	(84,780)
Transfers between subaccounts, net	3,552	—	88,070
Maintenance charges and mortality adjustments	(6,874)	(332)	(1,999)

Increase (decrease) in net assets from contract transactions	(7,392)	(3,202)	1,384

Total increase (decrease) in net assets	13,464	(2,966)	42,176

Net assets as of December 31, 2021	$1,227,732	$63,452	$927,988

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Guggenheim VIF Large Cap Value	Guggenheim VIF Long Short Equity	Guggenheim VIF Managed Asset Allocation
Net assets as of December 31, 2019	$789,682	$98,619	$578,599

Investment income (loss):
Dividend distributions	14,421	560	9,323
Investment Expenses:
Mortality and expense risk and administrative charges	(5,196)	(560)	(4,468)

Net investment income (loss)	9,225	—	4,855

Increase (decrease) in net assets from operations:
Capital gain distributions	49,074	—	35,952
Realized capital gain (loss) on investments	2,605	(4,054)	16,966
Change in unrealized appreciation (depreciation)	(40,854)	2,748	11,106

Net gain (loss) on investments	10,825	(1,306)	64,024

Net increase (decrease) in net assets from operations	20,050	(1,306)	68,879

Contract owner transactions:
Variable annuity deposits	4,585	8,301	35,718
Terminations, withdrawals and annuity payments	(50,790)	(7,017)	(101,832)
Transfers between subaccounts, net	22,075	(19,494)	74
Maintenance charges and mortality adjustments	(709)	(436)	(3,713)

Increase (decrease) in net assets from contract transactions	(24,839)	(18,646)	(69,753)

Total increase (decrease) in net assets	(4,789)	(19,952)	(874)

Net assets as of December 31, 2020	$784,893	$78,667	$577,725

Investment income (loss):
Dividend distributions	14,918	539	4,673
Investment Expenses:
Mortality and expense risk and administrative charges	(5,844)	(694)	(4,761)

Net investment income (loss)	9,074	(155)	(88)

Increase (decrease) in net assets from operations:
Capital gain distributions	40	—	44,651
Realized capital gain (loss) on investments	48,637	1,604	11,869
Change in unrealized appreciation (depreciation)	120,746	16,180	10,577

Net gain (loss) on investments	169,423	17,784	67,097

Net increase (decrease) in net assets from operations	178,497	17,629	67,009

Contract owner transactions:
Variable annuity deposits	41,501	8,149	52,706
Terminations, withdrawals and annuity payments	(133,714)	(5,201)	(56,350)
Transfers between subaccounts, net	(122,347)	1,332	46,551
Maintenance charges and mortality adjustments	(1,372)	(541)	(3,039)

Increase (decrease) in net assets from contract transactions	(215,932)	3,739	39,868

Total increase (decrease) in net assets	(37,435)	21,368	106,877

Net assets as of December 31, 2021	$747,458	$100,035	$684,602

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Guggenheim VIF Multi- Hedge Strategies	Guggenheim VIF Small Cap Value	Guggenheim VIF SMid Cap Value
Net assets as of December 31, 2019	$20,464	$500,767	$1,371,975

Investment income (loss):
Dividend distributions	769	4,291	13,631
Investment Expenses:
Mortality and expense risk and administrative charges	(401)	(2,965)	(8,564)

Net investment income (loss)	368	1,326	5,067

Increase (decrease) in net assets from operations:
Capital gain distributions	—	31,058	43,194
Realized capital gain (loss) on investments	(31)	(11,905)	(16,695)
Change in unrealized appreciation (depreciation)	1,085	(27,369)	24,551

Net gain (loss) on investments	1,054	(8,216)	51,050

Net increase (decrease) in net assets from operations	1,422	(6,890)	56,117

Contract owner transactions:
Variable annuity deposits	27,590	11,062	42,706
Terminations, withdrawals and annuity payments	(720)	(46,373)	(262,906)
Transfers between subaccounts, net	2,262	(54,956)	91,979
Maintenance charges and mortality adjustments	(175)	(811)	(2,450)

Increase (decrease) in net assets from contract transactions	28,957	(91,078)	(130,671)

Total increase (decrease) in net assets	30,379	(97,968)	(74,554)

Net assets as of December 31, 2020	$50,843	$402,799	$1,297,421

Investment income (loss):
Dividend distributions	—	2,897	22,089
Investment Expenses:
Mortality and expense risk and administrative charges	(489)	(3,128)	(10,124)

Net investment income (loss)	(489)	(231)	11,965

Increase (decrease) in net assets from operations:
Capital gain distributions	1,413	—	—
Realized capital gain (loss) on investments	487	17,807	85,217
Change in unrealized appreciation (depreciation)	2,354	79,786	181,308

Net gain (loss) on investments	4,254	97,593	266,525

Net increase (decrease) in net assets from operations	3,765	97,362	278,490

Contract owner transactions:
Variable annuity deposits	2,100	53,259	60,440
Terminations, withdrawals and annuity payments	(784)	(146,678)	(229,736)
Transfers between subaccounts, net	675	(11,051)	(155,900)
Maintenance charges and mortality adjustments	(204)	(1,550)	(2,410)

Increase (decrease) in net assets from contract transactions	1,787	(106,020)	(327,606)

Total increase (decrease) in net assets	5,552	(8,658)	(49,116)

Net assets as of December 31, 2021	$56,395	$394,141	$1,248,305

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Guggenheim VIF StylePlus Large Core	Guggenheim VIF StylePlus Large Growth	Guggenheim VIF StylePlus Mid Growth
Net assets as of December 31, 2019	$473,115	$256,693	$2,105,480

Investment income (loss):
Dividend distributions	7,852	2,914	29,584
Investment Expenses:
Mortality and expense risk and administrative charges	(3,776)	(1,723)	(16,488)

Net investment income (loss)	4,076	1,191	13,096

Increase (decrease) in net assets from operations:
Capital gain distributions	20,590	9,986	106,058
Realized capital gain (loss) on investments	1,163	31,271	18,364
Change in unrealized appreciation (depreciation)	51,488	32,573	498,485

Net gain (loss) on investments	73,241	73,830	622,907

Net increase (decrease) in net assets from operations	77,317	75,021	636,003

Contract owner transactions:
Variable annuity deposits	15,663	15,215	198,477
Terminations, withdrawals and annuity payments	(21,595)	(77,852)	(118,753)
Transfers between subaccounts, net	(9,866)	(6,957)	(9,103)
Maintenance charges and mortality adjustments	(1,014)	(667)	(11,629)

Increase (decrease) in net assets from contract transactions	(16,812)	(70,261)	58,992

Total increase (decrease) in net assets	60,505	4,760	694,995

Net assets as of December 31, 2020	$533,620	$261,453	$2,800,475

Investment income (loss):
Dividend distributions	4,276	1,817	15,632
Investment Expenses:
Mortality and expense risk and administrative charges	(4,700)	(2,429)	(22,980)

Net investment income (loss)	(424)	(612)	(7,348)

Increase (decrease) in net assets from operations:
Capital gain distributions	59,578	62,710	408,805
Realized capital gain (loss) on investments	26,420	7,664	76,815
Change in unrealized appreciation (depreciation)	55,026	6,187	(113,434)

Net gain (loss) on investments	141,024	76,561	372,186

Net increase (decrease) in net assets from operations	140,600	75,949	364,838

Contract owner transactions:
Variable annuity deposits	34,143	54,601	197,780
Terminations, withdrawals and annuity payments	(34,747)	(14,337)	(182,669)
Transfers between subaccounts, net	(39,375)	8,647	(66,004)
Maintenance charges and mortality adjustments	(1,157)	(1,009)	(13,660)

Increase (decrease) in net assets from contract transactions	(41,136)	47,902	(64,553)

Total increase (decrease) in net assets	99,464	123,851	300,285

Net assets as of December 31, 2021	$633,084	$385,304	$3,100,760

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Guggenheim VIF StylePlus Small Growth	Guggenheim VIF Total Return Bond	Guggenheim VIF World Equity Income
Net assets as of December 31, 2019	$942,344	$2,289,766	$904,395

Investment income (loss):
Dividend distributions	12,577	41,768	20,519
Investment Expenses:
Mortality and expense risk and administrative charges	(7,208)	(16,777)	(5,316)

Net investment income (loss)	5,369	24,991	15,203

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	7,168
Realized capital gain (loss) on investments	(6,018)	45,823	30,746
Change in unrealized appreciation (depreciation)	306,459	210,656	(25,513)

Net gain (loss) on investments	300,441	256,479	12,401

Net increase (decrease) in net assets from operations	305,810	281,470	27,604

Contract owner transactions:
Variable annuity deposits	54,141	49,726	18,775
Terminations, withdrawals and annuity payments	(4,994)	(183,988)	(206,788)
Transfers between subaccounts, net	(1,170)	(312,046)	3,296
Maintenance charges and mortality adjustments	(5,139)	(10,969)	(2,098)

Increase (decrease) in net assets from contract transactions	42,838	(457,277)	(186,815)

Total increase (decrease) in net assets	348,648	(175,807)	(159,211)

Net assets as of December 31, 2020	$1,290,992	$2,113,959	$745,184

Investment income (loss):
Dividend distributions	5,356	35,057	10,488
Investment Expenses:
Mortality and expense risk and administrative charges	(10,293)	(15,471)	(5,578)

Net investment income (loss)	(4,937)	19,586	4,910

Increase (decrease) in net assets from operations:
Capital gain distributions	46,307	57,126	—
Realized capital gain (loss) on investments	19,131	15,950	50,534
Change in unrealized appreciation (depreciation)	11,660	(116,511)	86,502

Net gain (loss) on investments	77,098	(43,435)	137,036

Net increase (decrease) in net assets from operations	72,161	(23,849)	141,946

Contract owner transactions:
Variable annuity deposits	2,898	65,064	8,444
Terminations, withdrawals and annuity payments	(14,304)	(113,660)	(133,671)
Transfers between subaccounts, net	(53,419)	10,156	(10,837)
Maintenance charges and mortality adjustments	(7,476)	(10,459)	(1,960)

Increase (decrease) in net assets from contract transactions	(72,301)	(48,899)	(138,024)

Total increase (decrease) in net assets	(140)	(72,748)	3,922

Net assets as of December 31, 2021	$1,290,852	$2,041,211	$749,106

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Invesco V.I. American Value (b)	Invesco V.I. Comstock	Invesco V.I. Core Bond (a)
Net assets as of December 31, 2019	$—	$279,403	$231,997

Investment income (loss):
Dividend distributions	—	4,876	15,526
Investment Expenses:
Mortality and expense risk and administrative charges	—	(1,708)	(2,703)

Net investment income (loss)	—	3,168	12,823

Increase (decrease) in net assets from operations:
Capital gain distributions	—	6,063	—
Realized capital gain (loss) on investments	—	(13,019)	967
Change in unrealized appreciation (depreciation)	—	(3,301)	3,712

Net gain (loss) on investments	—	(10,257)	4,679

Net increase (decrease) in net assets from operations	—	(7,089)	17,502

Contract owner transactions:
Variable annuity deposits	—	216	1,182
Terminations, withdrawals and annuity payments	—	(8,512)	(145,252)
Transfers between subaccounts, net	—	(8,599)	310,772
Maintenance charges and mortality adjustments	—	(334)	(874)

Increase (decrease) in net assets from contract transactions	—	(17,229)	165,828

Total increase (decrease) in net assets	—	(24,318)	183,330

Net assets as of December 31, 2020	$—	$255,085	$415,327

Investment income (loss):
Dividend distributions	189	4,211	4,104
Investment Expenses:
Mortality and expense risk and administrative charges	(1,229)	(2,089)	(2,405)

Net investment income (loss)	(1,040)	2,122	1,699

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	8,488
Realized capital gain (loss) on investments	136,471	6,199	1,191
Change in unrealized appreciation (depreciation)	326	65,997	(18,914)

Net gain (loss) on investments	136,797	72,196	(9,235)

Net increase (decrease) in net assets from operations	135,757	74,318	(7,536)

Contract owner transactions:
Variable annuity deposits	—	—	10,709
Terminations, withdrawals and annuity payments	—	(20,201)	(27,957)
Transfers between subaccounts, net	(128,453)	(31,201)	(166,815)
Maintenance charges and mortality adjustments	(16)	(776)	(596)

Increase (decrease) in net assets from contract transactions	(128,469)	(52,178)	(184,659)

Total increase (decrease) in net assets	7,288	22,140	(192,195)

Net assets as of December 31, 2021	$7,288	$277,225	$223,132

(a) Name change. See Note 1.
(b) Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Invesco V.I. Discovery Mid Cap Growth (a)	Invesco V.I. Equity and Income	Invesco V.I. Global (a)
Net assets as of December 31, 2019	$328,690	$958,945	$729,146

Investment income (loss):
Dividend distributions	—	19,311	3,246
Investment Expenses:
Mortality and expense risk and administrative charges	(2,491)	(6,584)	(5,336)

Net investment income (loss)	(2,491)	12,727	(2,090)

Increase (decrease) in net assets from operations:
Capital gain distributions	90,400	39,920	26,922
Realized capital gain (loss) on investments	(93,225)	(8,740)	16,740
Change in unrealized appreciation (depreciation)	120,351	27,879	138,124

Net gain (loss) on investments	117,526	59,059	181,786

Net increase (decrease) in net assets from operations	115,035	71,786	179,696

Contract owner transactions:
Variable annuity deposits	6,362	18,627	6,141
Terminations, withdrawals and annuity payments	(31,890)	(90,736)	(81,806)
Transfers between subaccounts, net	(27,456)	13,310	(51,667)
Maintenance charges and mortality adjustments	(583)	(1,875)	(4,094)

Increase (decrease) in net assets from contract transactions	(53,567)	(60,674)	(131,426)

Total increase (decrease) in net assets	61,468	11,112	48,270

Net assets as of December 31, 2020	$390,158	$970,057	$777,416

Investment income (loss):
Dividend distributions	—	17,880	—
Investment Expenses:
Mortality and expense risk and administrative charges	(3,148)	(7,767)	(6,050)

Net investment income (loss)	(3,148)	10,113	(6,050)

Increase (decrease) in net assets from operations:
Capital gain distributions	51,051	10,673	42,105
Realized capital gain (loss) on investments	18,685	26,458	37,261
Change in unrealized appreciation (depreciation)	1,283	115,510	33,569

Net gain (loss) on investments	71,019	152,641	112,935

Net increase (decrease) in net assets from operations	67,871	162,754	106,885

Contract owner transactions:
Variable annuity deposits	43,483	68,275	201
Terminations, withdrawals and annuity payments	(30,631)	(151,199)	(31,847)
Transfers between subaccounts, net	(13,513)	57,818	(107,148)
Maintenance charges and mortality adjustments	(636)	(4,157)	(4,118)

Increase (decrease) in net assets from contract transactions	(1,297)	(29,263)	(142,912)

Total increase (decrease) in net assets	66,574	133,491	(36,027)

Net assets as of December 31, 2021	$456,732	$1,103,548	$741,389

(a) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Invesco V.I. Global Real Estate	Invesco V.I. Government Money Market	Invesco V.I. Government Securities
Net assets as of December 31, 2019	$751,303	$599,927	$935,672

Investment income (loss):
Dividend distributions	33,211	1,332	18,253
Investment Expenses:
Mortality and expense risk and administrative charges	(4,805)	(7,297)	(6,652)

Net investment income (loss)	28,406	(5,965)	11,601

Increase (decrease) in net assets from operations:
Capital gain distributions	18,551	—	—
Realized capital gain (loss) on investments	(23,928)	—	5,788
Change in unrealized appreciation (depreciation)	(126,249)	—	27,518

Net gain (loss) on investments	(131,626)	—	33,306

Net increase (decrease) in net assets from operations	(103,220)	(5,965)	44,907

Contract owner transactions:
Variable annuity deposits	25,453	1,637	62,616
Terminations, withdrawals and annuity payments	(61,786)	(381,226)	(178,656)
Transfers between subaccounts, net	(37,326)	811,420	(14,468)
Maintenance charges and mortality adjustments	(2,001)	(3,544)	(1,675)

Increase (decrease) in net assets from contract transactions	(75,660)	428,287	(132,183)

Total increase (decrease) in net assets	(178,880)	422,322	(87,276)

Net assets as of December 31, 2020	$572,423	$1,022,249	$848,396

Investment income (loss):
Dividend distributions	16,725	69	18,223
Investment Expenses:
Mortality and expense risk and administrative charges	(4,616)	(7,460)	(6,372)

Net investment income (loss)	12,109	(7,391)	11,851

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	293	—	595
Change in unrealized appreciation (depreciation)	123,466	—	(39,310)

Net gain (loss) on investments	123,759	—	(38,715)

Net increase (decrease) in net assets from operations	135,868	(7,391)	(26,864)

Contract owner transactions:
Variable annuity deposits	20,061	57,420	8,565
Terminations, withdrawals and annuity payments	(41,093)	(362,477)	(120,687)
Transfers between subaccounts, net	(22,208)	215,091	84,761
Maintenance charges and mortality adjustments	(1,534)	(4,207)	(1,273)

Increase (decrease) in net assets from contract transactions	(44,774)	(94,173)	(28,634)

Total increase (decrease) in net assets	91,094	(101,564)	(55,498)

Net assets as of December 31, 2021	$663,517	$920,685	$792,898

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Invesco V.I. Health Care	Invesco V.I. International Growth	Invesco V.I. Main Street Mid Cap Fund® (a)
Net assets as of December 31, 2019	$371,437	$613,360	$121,148

Investment income (loss):
Dividend distributions	1,034	9,307	404
Investment Expenses:
Mortality and expense risk and administrative charges	(2,884)	(4,093)	(714)

Net investment income (loss)	(1,850)	5,214	(310)

Increase (decrease) in net assets from operations:
Capital gain distributions	7,869	10,145	17,450
Realized capital gain (loss) on investments	5,451	15,000	(17,052)
Change in unrealized appreciation (depreciation)	31,532	15,864	(2,395)

Net gain (loss) on investments	44,852	41,009	(1,997)

Net increase (decrease) in net assets from operations	43,002	46,223	(2,307)

Contract owner transactions:
Variable annuity deposits	4,304	10,346	2,330
Terminations, withdrawals and annuity payments	(17,787)	(26,364)	(5,616)
Transfers between subaccounts, net	(32,483)	(147,801)	(21,659)
Maintenance charges and mortality adjustments	(1,053)	(1,391)	(168)

Increase (decrease) in net assets from contract transactions	(47,019)	(165,210)	(25,113)

Total increase (decrease) in net assets	(4,017)	(118,987)	(27,420)

Net assets as of December 31, 2020	$367,420	$494,373	$93,728

Investment income (loss):
Dividend distributions	472	5,057	267
Investment Expenses:
Mortality and expense risk and administrative charges	(2,260)	(4,011)	(788)

Net investment income (loss)	(1,788)	1,046	(521)

Increase (decrease) in net assets from operations:
Capital gain distributions	24,529	32,582	—
Realized capital gain (loss) on investments	33,946	20,081	115
Change in unrealized appreciation (depreciation)	(27,450)	(30,677)	20,864

Net gain (loss) on investments	31,025	21,986	20,979

Net increase (decrease) in net assets from operations	29,237	23,032	20,458

Contract owner transactions:
Variable annuity deposits	8,494	15,995	—
Terminations, withdrawals and annuity payments	(158,392)	(47,585)	(4,500)
Transfers between subaccounts, net	1,331	(12,697)	1,945
Maintenance charges and mortality adjustments	(388)	(1,900)	(180)

Increase (decrease) in net assets from contract transactions	(148,955)	(46,187)	(2,735)

Total increase (decrease) in net assets	(119,718)	(23,155)	17,723

Net assets as of December 31, 2021	$247,702	$471,218	$111,451

(a)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Invesco V.I. Main Street Small Cap Fund® (a)	Invesco V.I. Value Opportunities (b)	Janus Henderson VIT Enterprise
Net assets as of December 31, 2019	$240,807	$5,688	$1,903,821

Investment income (loss):
Dividend distributions	715	4	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,617)	(36)	(14,168)

Net investment income (loss)	(902)	(32)	(14,168)

Increase (decrease) in net assets from operations:
Capital gain distributions	2,852	224	148,761
Realized capital gain (loss) on investments	(15,173)	(102)	20,814
Change in unrealized appreciation (depreciation)	42,301	228	199,889

Net gain (loss) on investments	29,980	350	369,464

Net increase (decrease) in net assets from operations	29,078	318	355,296

Contract owner transactions:
Variable annuity deposits	13,693	—	119,519
Terminations, withdrawals and annuity payments	(15,137)	(137)	(59,279)
Transfers between subaccounts, net	(26,032)	111	(113,522)
Maintenance charges and mortality adjustments	(685)	(16)	(9,182)

Increase (decrease) in net assets from contract transactions	(28,161)	(42)	(62,464)

Total increase (decrease) in net assets	917	276	292,832

Net assets as of December 31, 2020	$241,724	$5,964	$2,196,653

Investment income (loss):
Dividend distributions	424	29	5,643
Investment Expenses:
Mortality and expense risk and administrative charges	(2,010)	(16)	(17,526)

Net investment income (loss)	(1,586)	13	(11,883)

Increase (decrease) in net assets from operations:
Capital gain distributions	14,821	179	212,875
Realized capital gain (loss) on investments	23,535	97	40,138
Change in unrealized appreciation (depreciation)	12,733	1,108	94,357

Net gain (loss) on investments	51,089	1,384	347,370

Net increase (decrease) in net assets from operations	49,503	1,397	335,487

Contract owner transactions:
Variable annuity deposits	15,103	—	7,285
Terminations, withdrawals and annuity payments	(56,386)	(141)	(54,161)
Transfers between subaccounts, net	(37,796)	(7,214)	(25,082)
Maintenance charges and mortality adjustments	(638)	(6)	(11,378)

Increase (decrease) in net assets from contract transactions	(79,717)	(7,361)	(83,336)

Total increase (decrease) in net assets	(30,214)	(5,964)	252,151

Net assets as of December 31, 2021	$211,510	$—	$2,448,804

(a)	Name change. See Note 1.
(b)	Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Janus Henderson VIT Research	JPMorgan Insurance Trust Core Bond Portfolio	Lord Abbett Series Bond-Debenture VC
Net assets as of December 31, 2019	$751,265	$172,016	$321,515

Investment income (loss):
Dividend distributions	1,789	3,824	7,978
Investment Expenses:
Mortality and expense risk and administrative charges	(6,190)	(1,384)	(2,260)

Net investment income (loss)	(4,401)	2,440	5,718

Increase (decrease) in net assets from operations:
Capital gain distributions	67,381	—	—
Realized capital gain (loss) on investments	7,505	3,655	4,196
Change in unrealized appreciation (depreciation)	166,061	6,187	7,477

Net gain (loss) on investments	240,947	9,842	11,673

Net increase (decrease) in net assets from operations	236,546	12,282	17,391

Contract owner transactions:
Variable annuity deposits	37,844	1,948	5,251
Terminations, withdrawals and annuity payments	(3,247)	(875)	(42,716)
Transfers between subaccounts, net	(30,295)	(19,354)	(80,040)
Maintenance charges and mortality adjustments	(2,195)	(515)	(1,924)

Increase (decrease) in net assets from contract transactions	2,107	(18,796)	(119,429)

Total increase (decrease) in net assets	238,653	(6,514)	(102,038)

Net assets as of December 31, 2020	$989,918	$165,502	$219,477

Investment income (loss):
Dividend distributions	174	2,726	8,577
Investment Expenses:
Mortality and expense risk and administrative charges	(7,942)	(1,656)	(1,783)

Net investment income (loss)	(7,768)	1,070	6,794

Increase (decrease) in net assets from operations:
Capital gain distributions	55,336	2,224	4,538
Realized capital gain (loss) on investments	46,775	703	849
Change in unrealized appreciation (depreciation)	89,299	(10,071)	(7,337)

Net gain (loss) on investments	191,410	(7,144)	(1,950)

Net increase (decrease) in net assets from operations	183,642	(6,074)	4,844

Contract owner transactions:
Variable annuity deposits	15,027	860	32,970
Terminations, withdrawals and annuity payments	(62,338)	(5,347)	(20,683)
Transfers between subaccounts, net	(67,878)	140,369	47,920
Maintenance charges and mortality adjustments	(3,202)	(662)	(1,496)

Increase (decrease) in net assets from contract transactions	(118,391)	135,220	58,711

Total increase (decrease) in net assets	65,251	129,146	63,555

Net assets as of December 31, 2021	$1,055,169	$294,648	$283,032

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Lord Abbett Series Developing Growth VC	MFS® VIT II Research International	MFS® VIT Total Return
Net assets as of December 31, 2019	$108,755	$335,823	$1,334,002

Investment income (loss):
Dividend distributions	—	8,384	22,149
Investment Expenses:
Mortality and expense risk and administrative charges	(1,009)	(2,873)	(8,040)

Net investment income (loss)	(1,009)	5,511	14,109

Increase (decrease) in net assets from operations:
Capital gain distributions	23,870	15,998	28,843
Realized capital gain (loss) on investments	1,397	16,501	23,048
Change in unrealized appreciation (depreciation)	58,697	24,258	(2,269)

Net gain (loss) on investments	83,964	56,757	49,622

Net increase (decrease) in net assets from operations	82,955	62,268	63,731

Contract owner transactions:
Variable annuity deposits	892	30,288	35,218
Terminations, withdrawals and annuity payments	(5,502)	(69,272)	(351,680)
Transfers between subaccounts, net	82,183	11,199	(14,310)
Maintenance charges and mortality adjustments	(12)	(860)	(2,865)

Increase (decrease) in net assets from contract transactions	77,561	(28,645)	(333,637)

Total increase (decrease) in net assets	160,516	33,623	(269,906)

Net assets as of December 31, 2020	$269,271	$369,446	$1,064,096

Investment income (loss):
Dividend distributions	—	1,980	16,249
Investment Expenses:
Mortality and expense risk and administrative charges	(2,650)	(2,526)	(7,750)

Net investment income (loss)	(2,650)	(546)	8,499

Increase (decrease) in net assets from operations:
Capital gain distributions	87,772	14,243	49,284
Realized capital gain (loss) on investments	4,500	21,571	44,705
Change in unrealized appreciation (depreciation)	(105,278)	(1,618)	22,355

Net gain (loss) on investments	(13,006)	34,196	116,344

Net increase (decrease) in net assets from operations	(15,656)	33,650	124,843

Contract owner transactions:
Variable annuity deposits	5,497	4,500	35,120
Terminations, withdrawals and annuity payments	(1,572)	(22,710)	(193,931)
Transfers between subaccounts, net	95,433	(82,399)	(23,565)
Maintenance charges and mortality adjustments	(70)	(1,418)	(2,671)

Increase (decrease) in net assets from contract transactions	99,288	(102,027)	(185,047)

Total increase (decrease) in net assets	83,632	(68,377)	(60,204)

Net assets as of December 31, 2021	$352,903	$301,069	$1,003,892

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	MFS® VIT Utilities	Morgan Stanley VIF Emerging Markets Equity	Morningstar Aggressive Growth ETF Asset Allocation Portfolio
Net assets as of December 31, 2019	$597,248	$478,147	$189,360

Investment income (loss):
Dividend distributions	12,872	5,507	3,379
Investment Expenses:
Mortality and expense risk and administrative charges	(4,487)	(3,174)	(1,335)

Net investment income (loss)	8,385	2,333	2,044

Increase (decrease) in net assets from operations:
Capital gain distributions	15,230	6,965	3,749
Realized capital gain (loss) on investments	3,810	2,544	(125)
Change in unrealized appreciation (depreciation)	(2,975)	33,761	12,021

Net gain (loss) on investments	16,065	43,270	15,645

Net increase (decrease) in net assets from operations	24,450	45,603	17,689

Contract owner transactions:
Variable annuity deposits	31,070	11,773	2,487
Terminations, withdrawals and annuity payments	(25,791)	(3,257)	(1,144)
Transfers between subaccounts, net	31,336	(120,017)	263
Maintenance charges and mortality adjustments	(1,707)	(274)	(355)

Increase (decrease) in net assets from contract transactions	34,908	(111,775)	1,251

Total increase (decrease) in net assets	59,358	(66,172)	18,940

Net assets as of December 31, 2020	$656,606	$411,975	$208,300

Investment income (loss):
Dividend distributions	10,413	3,590	2,356
Investment Expenses:
Mortality and expense risk and administrative charges	(5,274)	(3,341)	(1,813)

Net investment income (loss)	5,139	249	543

Increase (decrease) in net assets from operations:
Capital gain distributions	23,471	—	4,668
Realized capital gain (loss) on investments	8,909	9,173	7,331
Change in unrealized appreciation (depreciation)	46,956	(1,658)	25,174

Net gain (loss) on investments	79,336	7,515	37,173

Net increase (decrease) in net assets from operations	84,475	7,764	37,716

Contract owner transactions:
Variable annuity deposits	22,400	4,572	15,565
Terminations, withdrawals and annuity payments	(23,512)	(7,431)	(1,004)
Transfers between subaccounts, net	5,523	(3,272)	(37,288)
Maintenance charges and mortality adjustments	(1,895)	(289)	(537)

Increase (decrease) in net assets from contract transactions	2,516	(6,420)	(23,264)

Total increase (decrease) in net assets	86,991	1,344	14,452

Net assets as of December 31, 2021	$743,597	$413,319	$222,752

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Morningstar Balanced ETF Asset Allocation Portfolio	Morningstar Conservative ETF Asset Allocation Portfolio	Morningstar Growth ETF Asset Allocation Portfolio
Net assets as of December 31, 2019	$374,943	$40,984	$300,817

Investment income (loss):
Dividend distributions	7,461	2,935	6,144
Investment Expenses:
Mortality and expense risk and administrative charges	(2,721)	(1,043)	(2,183)

Net investment income (loss)	4,740	1,892	3,961

Increase (decrease) in net assets from operations:
Capital gain distributions	4,776	939	8,790
Realized capital gain (loss) on investments	(553)	1,218	(281)
Change in unrealized appreciation (depreciation)	21,697	19,105	16,206

Net gain (loss) on investments	25,920	21,262	24,715

Net increase (decrease) in net assets from operations	30,660	23,154	28,676

Contract owner transactions:
Variable annuity deposits	1,966	—	3,339
Terminations, withdrawals and annuity payments	(7,585)	(3,344)	—
Transfers between subaccounts, net	—	115,320	3,606
Maintenance charges and mortality adjustments	(587)	(189)	(1,211)

Increase (decrease) in net assets from contract transactions	(6,206)	111,787	5,734

Total increase (decrease) in net assets	24,454	134,941	34,410

Net assets as of December 31, 2020	$399,397	$175,925	$335,227

Investment income (loss):
Dividend distributions	5,140	1,823	2,793
Investment Expenses:
Mortality and expense risk and administrative charges	(3,092)	(1,168)	(2,606)

Net investment income (loss)	2,048	655	187

Increase (decrease) in net assets from operations:
Capital gain distributions	14,875	3,458	8,039
Realized capital gain (loss) on investments	4,754	6,945	17,261
Change in unrealized appreciation (depreciation)	17,514	(8,265)	18,009

Net gain (loss) on investments	37,143	2,138	43,309

Net increase (decrease) in net assets from operations	39,191	2,793	43,496

Contract owner transactions:
Variable annuity deposits	1,794	—	2,629
Terminations, withdrawals and annuity payments	(15,930)	(53,876)	(3,467)
Transfers between subaccounts, net	(33,283)	4,713	(142,569)
Maintenance charges and mortality adjustments	(841)	(36)	(1,461)

Increase (decrease) in net assets from contract transactions	(48,260)	(49,199)	(144,868)

Total increase (decrease) in net assets	(9,069)	(46,406)	(101,372)

Net assets as of December 31, 2021	$390,328	$129,519	$233,855

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Morningstar Income and Growth ETF Asset Allocation Portfolio	Neuberger Berman AMT Sustainable Equity	PIMCO VIT All Asset
Net assets as of December 31, 2019	$203,791	$792,517	$139,840

Investment income (loss):
Dividend distributions	4,375	2,898	6,430
Investment Expenses:
Mortality and expense risk and administrative charges	(1,527)	(5,609)	(1,148)

Net investment income (loss)	2,848	(2,711)	5,282

Increase (decrease) in net assets from operations:
Capital gain distributions	2,457	31,876	—
Realized capital gain (loss) on investments	(28)	28,173	(1,116)
Change in unrealized appreciation (depreciation)	10,437	81,635	3,382

Net gain (loss) on investments	12,866	141,684	2,266

Net increase (decrease) in net assets from operations	15,714	138,973	7,548

Contract owner transactions:
Variable annuity deposits	2,775	11,479	5,947
Terminations, withdrawals and annuity payments	—	(92,945)	(26,254)
Transfers between subaccounts, net	—	(2,005)	1,545
Maintenance charges and mortality adjustments	(681)	(3,107)	(694)

Increase (decrease) in net assets from contract transactions	2,094	(86,578)	(19,456)

Total increase (decrease) in net assets	17,808	52,395	(11,908)

Net assets as of December 31, 2020	$221,599	$844,912	$127,932

Investment income (loss):
Dividend distributions	2,538	1,557	13,928
Investment Expenses:
Mortality and expense risk and administrative charges	(2,050)	(6,674)	(1,170)

Net investment income (loss)	488	(5,117)	12,758

Increase (decrease) in net assets from operations:
Capital gain distributions	5,493	17,107	—
Realized capital gain (loss) on investments	8,918	73,457	3,659
Change in unrealized appreciation (depreciation)	(666)	90,466	1,979

Net gain (loss) on investments	13,745	181,030	5,638

Net increase (decrease) in net assets from operations	14,233	175,913	18,396

Contract owner transactions:
Variable annuity deposits	2,725	299	2,960
Terminations, withdrawals and annuity payments	—	(162,494)	(34,639)
Transfers between subaccounts, net	(56,647)	(9,348)	395
Maintenance charges and mortality adjustments	(777)	(2,369)	(629)

Increase (decrease) in net assets from contract transactions	(54,699)	(173,912)	(31,913)

Total increase (decrease) in net assets	(40,466)	2,001	(13,517)

Net assets as of December 31, 2021	$181,133	$846,913	$114,415

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	PIMCO VIT CommodityRealReturn Strategy	PIMCO VIT Emerging Markets Bond	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)
Net assets as of December 31, 2019	$180,578	$46,674	$594,593

Investment income (loss):
Dividend distributions	11,758	2,084	31,803
Investment Expenses:
Mortality and expense risk and administrative charges	(1,372)	(382)	(4,018)

Net investment income (loss)	10,386	1,702	27,785

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(21,121)	(1,941)	7,971
Change in unrealized appreciation (depreciation)	9,172	856	(14,659)

Net gain (loss) on investments	(11,949)	(1,085)	(6,688)

Net increase (decrease) in net assets from operations	(1,563)	617	21,097

Contract owner transactions:
Variable annuity deposits	1,806	—	6,819
Terminations, withdrawals and annuity payments	(19,122)	(1,554)	(141,750)
Transfers between subaccounts, net	10,571	(606)	(57,545)
Maintenance charges and mortality adjustments	(454)	(170)	(4,108)

Increase (decrease) in net assets from contract transactions	(7,199)	(2,330)	(196,584)

Total increase (decrease) in net assets	(8,762)	(1,713)	(175,487)

Net assets as of December 31, 2020	$171,816	$44,961	$419,106

Investment income (loss):
Dividend distributions	8,275	2,411	6,180
Investment Expenses:
Mortality and expense risk and administrative charges	(1,601)	(435)	(3,027)

Net investment income (loss)	6,674	1,976	3,153

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	3,398
Realized capital gain (loss) on investments	5,242	(302)	3,096
Change in unrealized appreciation (depreciation)	40,595	(3,423)	(20,280)

Net gain (loss) on investments	45,837	(3,725)	(13,786)

Net increase (decrease) in net assets from operations	52,511	(1,749)	(10,633)

Contract owner transactions:
Variable annuity deposits	16,585	1	3,546
Terminations, withdrawals and annuity payments	(6,613)	(1,190)	(80,772)
Transfers between subaccounts, net	(14,531)	14,144	62,982
Maintenance charges and mortality adjustments	(523)	(192)	(2,543)

Increase (decrease) in net assets from contract transactions	(5,082)	12,763	(16,787)

Total increase (decrease) in net assets	47,429	11,014	(27,420)

Net assets as of December 31, 2021	$219,245	$55,975	$391,686

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	PIMCO VIT Low Duration	PIMCO VIT Real Return	PIMCO VIT Total Return
Net assets as of December 31, 2019	$600,015	$1,405,883	$427,841

Investment income (loss):
Dividend distributions	7,732	18,160	10,559
Investment Expenses:
Mortality and expense risk and administrative charges	(4,885)	(9,905)	(3,955)

Net investment income (loss)	2,847	8,255	6,604

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	6,175
Realized capital gain (loss) on investments	(87)	12,925	720
Change in unrealized appreciation (depreciation)	11,368	109,368	24,143

Net gain (loss) on investments	11,281	122,293	31,038

Net increase (decrease) in net assets from operations	14,128	130,548	37,642

Contract owner transactions:
Variable annuity deposits	18,059	25,129	79,528
Terminations, withdrawals and annuity payments	(87,328)	(223,718)	(14,564)
Transfers between subaccounts, net	38,407	1,220	22,101
Maintenance charges and mortality adjustments	(3,239)	(4,544)	(3,139)

Increase (decrease) in net assets from contract transactions	(34,101)	(201,913)	83,926

Total increase (decrease) in net assets	(19,973)	(71,365)	121,568

Net assets as of December 31, 2020	$580,042	$1,334,518	$549,409

Investment income (loss):
Dividend distributions	2,760	64,718	10,096
Investment Expenses:
Mortality and expense risk and administrative charges	(4,052)	(10,024)	(4,391)

Net investment income (loss)	(1,292)	54,694	5,705

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	24,104
Realized capital gain (loss) on investments	510	16,942	196
Change in unrealized appreciation (depreciation)	(7,734)	(9,892)	(41,998)

Net gain (loss) on investments	(7,224)	7,050	(17,698)

Net increase (decrease) in net assets from operations	(8,516)	61,744	(11,993)

Contract owner transactions:
Variable annuity deposits	1,119	23,551	39,228
Terminations, withdrawals and annuity payments	(150,885)	(129,309)	(37,764)
Transfers between subaccounts, net	56,185	23,551	93,805
Maintenance charges and mortality adjustments	(2,875)	(3,717)	(3,863)

Increase (decrease) in net assets from contract transactions	(96,456)	(85,924)	91,406

Total increase (decrease) in net assets	(104,972)	(24,180)	79,413

Net assets as of December 31, 2021	$475,070	$1,310,338	$628,822

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Putnam VT Small Cap Value	Royce Micro-Cap	T. Rowe Price Health Sciences
Net assets as of December 31, 2019	$19,534	$164,729	$1,233,406

Investment income (loss):
Dividend distributions	82	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(74)	(1,174)	(10,132)

Net investment income (loss)	8	(1,174)	(10,132)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	2,532	89,669
Realized capital gain (loss) on investments	(7,890)	(3,770)	25,127
Change in unrealized appreciation (depreciation)	3,708	40,943	253,555

Net gain (loss) on investments	(4,182)	39,705	368,351

Net increase (decrease) in net assets from operations	(4,174)	38,531	358,219

Contract owner transactions:
Variable annuity deposits	215	678	73,387
Terminations, withdrawals and annuity payments	—	(2,687)	(32,174)
Transfers between subaccounts, net	(5,526)	(7,949)	(28,297)
Maintenance charges and mortality adjustments	(4)	(108)	(5,636)

Increase (decrease) in net assets from contract transactions	(5,315)	(10,066)	7,280

Total increase (decrease) in net assets	(9,489)	28,465	365,499

Net assets as of December 31, 2020	$10,045	$193,194	$1,598,905

Investment income (loss):
Dividend distributions	91	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(106)	(1,626)	(13,121)

Net investment income (loss)	(15)	(1,626)	(13,121)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	9,700	117,001
Realized capital gain (loss) on investments	83	11,318	33,494
Change in unrealized appreciation (depreciation)	3,575	33,847	52,531

Net gain (loss) on investments	3,658	54,865	203,026

Net increase (decrease) in net assets from operations	3,643	53,239	189,905

Contract owner transactions:
Variable annuity deposits	10,681	13,843	119,042
Terminations, withdrawals and annuity payments	(313)	(8,023)	(29,699)
Transfers between subaccounts, net	(4,639)	(30,017)	(20,998)
Maintenance charges and mortality adjustments	(17)	(417)	(6,847)

Increase (decrease) in net assets from contract transactions	5,712	(24,614)	61,498

Total increase (decrease) in net assets	9,355	28,625	251,403

Net assets as of December 31, 2021	$19,400	$221,819	$1,850,308

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Templeton Developing Markets VIP Fund	Templeton Global Bond VIP Fund	Western Asset Variable Global High Yield Bond
Net assets as of December 31, 2019	$210,974	$1,251,558	$51,259

Investment income (loss):
Dividend distributions	12,507	97,376	1,304
Investment Expenses:
Mortality and expense risk and administrative charges	(1,788)	(9,115)	(400)

Net investment income (loss)	10,719	88,261	904

Increase (decrease) in net assets from operations:
Capital gain distributions	7,849	—	—
Realized capital gain (loss) on investments	19,968	(13,818)	(1,600)
Change in unrealized appreciation (depreciation)	12,117	(143,458)	1,407

Net gain (loss) on investments	39,934	(157,276)	(193)

Net increase (decrease) in net assets from operations	50,653	(69,015)	711

Contract owner transactions:
Variable annuity deposits	378	168,973	—
Terminations, withdrawals and annuity payments	(12,968)	(66,488)	(2,365)
Transfers between subaccounts, net	(33,656)	660,918	(11,961)
Maintenance charges and mortality adjustments	(892)	(8,219)	(128)

Increase (decrease) in net assets from contract transactions	(47,138)	755,184	(14,454)

Total increase (decrease) in net assets	3,515	686,169	(13,743)

Net assets as of December 31, 2020	$214,489	$1,937,727	$37,516

Investment income (loss):
Dividend distributions	1,706	—	1,168
Investment Expenses:
Mortality and expense risk and administrative charges	(1,528)	(15,982)	(441)

Net investment income (loss)	178	(15,982)	727

Increase (decrease) in net assets from operations:
Capital gain distributions	3,908	—	—
Realized capital gain (loss) on investments	10,135	(13,527)	422
Change in unrealized appreciation (depreciation)	(24,814)	(92,960)	(1,179)

Net gain (loss) on investments	(10,771)	(106,487)	(757)

Net increase (decrease) in net assets from operations	(10,593)	(122,469)	(30)

Contract owner transactions:
Variable annuity deposits	274	180,981	20
Terminations, withdrawals and annuity payments	(9,757)	(99,679)	(7,325)
Transfers between subaccounts, net	(9,301)	340,738	(1,463)
Maintenance charges and mortality adjustments	(724)	(11,879)	(318)

Increase (decrease) in net assets from contract transactions	(19,508)	410,161	(9,086)

Total increase (decrease) in net assets	(30,101)	287,692	(9,116)

Net assets as of December 31, 2021	$184,388	$2,225,419	$28,400

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Notes to Financial Statements

December 31, 2021

1. Organization and Significant Accounting Policies

Variable Annuity Account B (the Account) is a deferred variable annuity contract offered by First Security Benefit Life Insurance and Annuity Company of New York (FSBL). The Account is an investment company as defined by Financial Accounting Standard Board (FASB) Accounting Standard Codification (ASC) 946. The Account follows the accounting guidance as outlined in ASC 946. Purchase payments for SecureDesigns and AdvanceDesigns are allocated to one or more of the subaccounts that comprise the Account.    The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. As directed by the owners, amounts directed to each subaccount are invested in a designated mutual fund as follows:

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
AB VPS Dynamic Asset Allocation	B	AllianceBernstein LP	—
AB VPS Small/Mid Cap Value	B	AllianceBernstein LP	—
American Century VP Mid Cap Value	II	American Century Investment Management, Inc	—
American Century VP Ultra®	II	American Century Investment Management, Inc	—
American Century VP Value	II	American Century Investment Management, Inc	—
American Funds IS® Asset Allocation	Class 4	Capital Research and Management Company	—
American Funds IS® Capital World Bond	Class 4	Capital Research and Management Company	—
American Funds IS® Global Growth	Class 4	Capital Research and Management Company	—
American Funds IS® Growth-Income	Class 4	Capital Research and Management Company	—
American Funds IS® International	Class 4	Capital Research and Management Company	—
American Funds IS® New World	Class 4	Capital Research and Management Company	—
BlackRock Equity Dividend V.I.	Class 3	BlackRock Advisors LLC	—
BlackRock Global Allocation V.I.	Class 3	BlackRock Advisors LLC	BlackRock (Singapore) Ltd
BlackRock High Yield V.I.	Class 3	BlackRock Advisors LLC	BlackRock International Ltd
BNY Mellon IP MidCap Stock	Service	BNY Mellon Investment Adviser, Inc	Newton Investment Management North America, LLC
BNY Mellon IP Small Cap Stock Index	Service	BNY Mellon Investment Adviser, Inc	—
BNY Mellon IP Technology Growth	Service	BNY Mellon Investment Adviser, Inc	Newton Investment Management North America, LLC
BNY Mellon VIF Appreciation	Service	BNY Mellon Investment Adviser, Inc	Fayez Sarofim & Company
ClearBridge Variable Aggressive Growth	Class II	Legg Mason Partners Fund Advisor, LLC	ClearBridge Investments, LLC
ClearBridge Variable Small Cap Growth	Class I	Legg Mason Partners Fund Advisor, LLC	ClearBridge Investments, LLC
Delaware Ivy VIP Asset Strategy	Class II	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited Macquarie Investment Management Austria Kapitalanlage AG Macquarie Investment Management Europe Limited

Variable Annuity Account B

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Fidelity® VIP Equity-Income	Service Class 2	Fidelity Management & Research Company LLC	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc (FMRC)
Fidelity® VIP Growth & Income	Service Class 2	Fidelity Management & Research Company LLC	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc (FMRC)
Fidelity® VIP Growth Opportunities	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP High Income	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Overseas	Service Class 2	Fidelity Management & Research Company LLC

FMR Investment Management (UK) Ltd

Fidelity Management & Research (Japan) Ltd

FIL Investments (Japan) Ltd

Fil Investment Advisors

Fidelity Management & Research (HK) Ltd

FIL Investment Advisors (UK) Ltd

Franklin Allocation VIP Fund	Class 4	Franklin Advisers, Inc	Templeton Global Advisors Ltd Franklin Templeton Institutional, LLC
Franklin Income VIP Fund	Class 2	Franklin Advisers, Inc	—
Franklin Mutual Global Discovery VIP Fund	Class 2	Franklin Mutual Advisers, LLC	—
Franklin Small Cap Value VIP Fund	Class 2	Franklin Mutual Advisers, LLC	—
Franklin Strategic Income VIP Fund	Class 2	Franklin Advisers, Inc	—
Guggenheim VIF All Cap Value	—	Security Investors, LLC	—
Guggenheim VIF Alpha Opportunity	—	Security Investors, LLC	—
Guggenheim VIF Floating Rate Strategies	—	Guggenheim Partners Investment Mgmt LLC	—
Guggenheim VIF Global Managed Futures Strategy	—	Security Investors, LLC	—
Guggenheim VIF High Yield	—	Security Investors, LLC	—
Guggenheim VIF Large Cap Value	—	Security Investors, LLC	—
Guggenheim VIF Long Short Equity	—	Security Investors, LLC	—
Guggenheim VIF Managed Asset Allocation	—	Security Investors, LLC	—
Guggenheim VIF Multi-Hedge Strategies	—	Security Investors, LLC	—

Variable Annuity Account B

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Guggenheim VIF Small Cap Value	—	Security Investors, LLC	—
Guggenheim VIF SMid Cap Value	—	Security Investors, LLC	—
Guggenheim VIF StylePlus Large Core	—	Security Investors, LLC	—
Guggenheim VIF StylePlus Large Growth	—	Security Investors, LLC	—
Guggenheim VIF StylePlus Mid Growth	—	Security Investors, LLC	—
Guggenheim VIF StylePlus Small Growth	—	Security Investors, LLC	—
Guggenheim VIF Total Return Bond	—	Security Investors, LLC	—
Guggenheim VIF World Equity Income	—	Security Investors, LLC	—
Invesco V.I. American Value	Series II	Invesco Advisers, Inc	—
Invesco V.I. Comstock	Series II	Invesco Advisers, Inc	—
Invesco V.I. Core Bond	Series II	Invesco Advisers, Inc	—
Invesco V.I. Discovery Mid Cap Growth	Series II	Invesco Advisers, Inc	—
Invesco V.I. Equity and Income	Series II	Invesco Advisers, Inc	—
Invesco V.I. Global	Series II	Invesco Advisers, Inc	—
Invesco V.I. Global Real Estate	Series I	Invesco Advisers, Inc	Invesco Asset Management Ltd
Invesco V.I. Government Money Market	Series II	Invesco Advisers, Inc	—
Invesco V.I. Government Securities	Series II	Invesco Advisers, Inc	—
Invesco V.I. Health Care	Series I	Invesco Advisers, Inc	—
Invesco V.I. International Growth	Series II	Invesco Advisers, Inc	—
Invesco V.I. Main Street Mid Cap Fund®	Series II	Invesco Advisers, Inc	—
Invesco V.I. Main Street Small Cap Fund®	Series II	Invesco Advisers, Inc	—
Invesco V.I. Value Opportunities	Series II	Invesco Advisers, Inc	—
Janus Henderson VIT Enterprise	Service	Janus Capital Management LLC	—
Janus Henderson VIT Research	Service	Janus Capital Management LLC	—
JPMorgan Insurance Trust Core Bond Portfolio	Class 2	J.P. Morgan Investment Management, Inc	—
Lord Abbett Series Bond-Debenture VC	VC	Lord, Abbett & Co LLC	—
Lord Abbett Series Developing Growth VC	VC	Lord, Abbett & Co LLC	—
MFS® VIT II Research International	Service	Massachusetts Financial Services Company	—
MFS® VIT Total Return	Service	Massachusetts Financial Services Company	—
MFS® VIT Utilities	Service	Massachusetts Financial Services Company	—
Morgan Stanley VIF Emerging Markets Equity	II	Morgan Stanley Investment Management, Inc	Morgan Stanley Investment Management Co
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Morningstar Balanced ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Morningstar Conservative ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC

Variable Annuity Account B

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Morningstar Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Morningstar Income and Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Neuberger Berman AMT Sustainable Equity	S	Neuberger Berman Investment Advisers LLC	—
PIMCO VIT All Asset	Administrative	Pacific Investment Management Company, LLC	Research Affiliates LLC
PIMCO VIT CommodityRealReturn Strategy	Administrative	Pacific Investment Management Company, LLC	—
PIMCO VIT Emerging Markets Bond	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	Administrative	Pacific Investment Management Company, LLC	—
PIMCO VIT Low Duration	Administrative	Pacific Investment Management Company, LLC	—
PIMCO VIT Real Return	Administrative	Pacific Investment Management Company, LLC	—
PIMCO VIT Total Return	Advisor	Pacific Investment Management Company, LLC	—
Putnam VT Small Cap Value	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Royce Micro-Cap	Investment	Royce & Associates, LP	—
T. Rowe Price Health Sciences	II	T. Rowe Price Associates, Inc	—
Templeton Developing Markets VIP Fund	Class 2	Templeton Asset Management Ltd	Franklin Templeton Inv Mgmt Ltd
Templeton Global Bond VIP Fund	Class 2	Franklin Advisers, Inc	—
Western Asset Variable Global High Yield Bond	II	Legg Mason Partners Fund Advisor, LLC	Western Asset Management Company Pte Ltd – Singapore Inc Western Asset Management Company, LLC Inc Western Asset Management Company Ltd – UK

Eighty-nine subaccounts are currently offered by the Account, all of which had activity.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from FSBL’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business FSBL may conduct.

Variable Annuity Account B

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

During the current year the following subaccount name changes were made effective:

Date	New Name	Old Name

April 30, 2021	Invesco V.I. Core Bond	Invesco Oppenheimer V.I. Total Return Bond Fund
April 30, 2021	Invesco V.I. Discovery Mid Cap Growth	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund
April 30, 2021	Invesco V.I. Global	Invesco Oppenheimer V.I. Global Fund
April 30, 2021	Invesco V.I. Main Street Mid Cap Fund®	Invesco V.I. Mid Cap Core Equity
April 30, 2021	Invesco V.I. Main Street Small Cap Fund®	Invesco Oppenheimer V.I. Main Street Small Cap Fund
July 1, 2021	Delaware Ivy VIP Asset Strategy	Ivy VIP Asset Strategy

As a result of restructuring, the following underlying fund that was previously offered is no longer available as an investment option to our Contract Owners. Any Contract Owner allocations that remained in this fund were redeemed and used to purchase shares of the surviving fund as indicated:

Date	Surviving Subaccount	Closed Subaccount

April 30, 2021	Invesco V.I. American Value	Invesco V.I. Value Opportunities

Investment Valuation

Investments in mutual fund shares are carried in the statements of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

The cost of investment purchases and proceeds from investments sold for the year ended December 31, 2021, were as follows:

Subaccount	Cost of Purchases	Proceeds from Sales
AB VPS Dynamic Asset Allocation	$798	$1,496
AB VPS Small/Mid Cap Value	14,970	10,166
American Century VP Mid Cap Value	26,278	87,200
American Century VP Ultra®	573,729	557,534
American Century VP Value	168,727	219,343
American Funds IS® Asset Allocation	234,203	277,369
American Funds IS® Capital World Bond	61,754	54,425
American Funds IS® Global Growth	470,521	331,644
American Funds IS® Growth-Income	98,773	123,896
American Funds IS® International	23,121	31,701
American Funds IS® New World	80,576	25,657
BlackRock Equity Dividend V.I.	200,799	47,355
BlackRock Global Allocation V.I.	118,377	149,305
BlackRock High Yield V.I.	33,853	30,038
BNY Mellon IP MidCap Stock	16,523	28,743
BNY Mellon IP Small Cap Stock Index	112,365	104,066
BNY Mellon IP Technology Growth	452,558	292,581

Variable Annuity Account B

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
BNY Mellon VIF Appreciation	$108,069	$57,194
ClearBridge Variable Aggressive Growth	391,943	367,143
ClearBridge Variable Small Cap Growth	109,212	196,897
Delaware Ivy VIP Asset Strategy (a)	18,916	22,835
Fidelity® VIP Equity-Income	114,616	127,063
Fidelity® VIP Growth & Income	116,044	78,780
Fidelity® VIP Growth Opportunities	442,563	337,632
Fidelity® VIP High Income	44,166	22,940
Fidelity® VIP Overseas	70,949	37,193
Franklin Allocation VIP Fund	8,963	96,612
Franklin Income VIP Fund	117,652	124,008
Franklin Mutual Global Discovery VIP Fund	72,322	88,600
Franklin Small Cap Value VIP Fund	25,097	82,013
Franklin Strategic Income VIP Fund	18,493	10,167
Guggenheim VIF All Cap Value	42,600	214,687
Guggenheim VIF Alpha Opportunity	3,143	3,186
Guggenheim VIF Floating Rate Strategies	51,736	38,259
Guggenheim VIF Global Managed Futures Strategy	935	3,802
Guggenheim VIF High Yield	136,742	96,399
Guggenheim VIF Large Cap Value	90,544	297,362
Guggenheim VIF Long Short Equity	30,867	27,283
Guggenheim VIF Managed Asset Allocation	147,404	62,973
Guggenheim VIF Multi-Hedge Strategies	28,057	25,346
Guggenheim VIF Small Cap Value	66,871	173,122
Guggenheim VIF SMid Cap Value	121,089	436,730
Guggenheim VIF StylePlus Large Core	133,948	115,930
Guggenheim VIF StylePlus Large Growth	161,052	51,052
Guggenheim VIF StylePlus Mid Growth	666,308	329,404
Guggenheim VIF StylePlus Small Growth	59,600	90,531
Guggenheim VIF Total Return Bond	228,282	200,469
Guggenheim VIF World Equity Income	56,691	189,805
Invesco V.I. American Value (b)	3,716,361	3,845,870
Invesco V.I. Comstock	21,168	71,224
Invesco V.I. Core Bond (a)	51,693	226,165
Invesco V.I. Discovery Mid Cap Growth (a)	98,866	52,260
Invesco V.I. Equity and Income	183,043	191,520
Invesco V.I. Global (a)	43,164	150,021
Invesco V.I. Global Real Estate	48,507	81,172
Invesco V.I. Government Money Market	376,847	478,411
Invesco V.I. Government Securities	159,447	176,230
Invesco V.I. Health Care	66,310	192,524
Invesco V.I. International Growth	92,475	105,034
Invesco V.I. Main Street Mid Cap Fund® (a)	7,304	10,560
Invesco V.I. Main Street Small Cap Fund® (a)	33,357	99,839
Invesco V.I. Value Opportunities (b)	208	7,377

(a)	Name change. See Note 1.
(b)	Merger. See Note 1.

Variable Annuity Account B

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Janus Henderson VIT Enterprise	$292,651	$174,995
Janus Henderson VIT Research	71,561	142,384
JPMorgan Insurance Trust Core Bond Portfolio	167,454	28,940
Lord Abbett Series Bond-Debenture VC	93,300	23,257
Lord Abbett Series Developing Growth VC	202,564	18,154
MFS® VIT II Research International	63,782	152,112
MFS® VIT Total Return	115,887	243,151
MFS® VIT Utilities	90,601	59,475
Morgan Stanley VIF Emerging Markets Equity	43,586	49,757
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	21,959	40,012
Morningstar Balanced ETF Asset Allocation Portfolio	21,246	52,583
Morningstar Conservative ETF Asset Allocation Portfolio	10,136	55,222
Morningstar Growth ETF Asset Allocation Portfolio	14,468	151,110
Morningstar Income and Growth ETF Asset Allocation Portfolio	65,656	114,374
Neuberger Berman AMT Sustainable Equity	24,515	186,437
PIMCO VIT All Asset	17,724	36,879
PIMCO VIT CommodityRealReturn Strategy	53,564	51,972
PIMCO VIT Emerging Markets Bond	25,540	10,801
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	74,446	84,682
PIMCO VIT Low Duration	70,361	168,109
PIMCO VIT Real Return	188,236	219,466
PIMCO VIT Total Return	165,375	44,160
Putnam VT Small Cap Value	13,963	8,266
Royce Micro-Cap	30,599	47,139
T. Rowe Price Health Sciences	287,027	121,649
Templeton Developing Markets VIP Fund	17,868	33,290
Templeton Global Bond VIP Fund	524,228	130,049
Western Asset Variable Global High Yield Bond	25,792	34,151

Market Risk

Each subaccount invests in shares of a single underlying fund. The investment performance of each subaccount will reflect the investment performance of the underlying fund less separate account expenses. There is no assurance that the investment objective of any underlying fund will be met. A fund calculates a daily net asset value per share (“NAV”) which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contractholders’ investments in the funds and the amounts reported in the statements of net assets. The contractholder assumes all of the investment performance risk for the subaccounts selected.

Annuity Assets

As of December 31, 2021, annuity reserves have not been established, as there are no contracts that have matured and are in the payout stage. Such reserves would be computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, FSBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to FSBL and not to the Account.

Variable Annuity Account B

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Reinvestment of Dividends

Dividend and capital gain distributions paid by the mutual funds to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gain distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of FSBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, FSBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. FSBL will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

The COVID-19 pandemic has caused significant social and economic problems worldwide. Those problems include constraints on the operations of businesses (including supply chain interruptions), decreases in consumer mobility and activity, increases in unemployment rates and downturns in many equity and fixed-income markets. The constraints have been caused or exacerbated by governmental responses, including lockdowns, and private-sector responses, including reductions of economic activities. FSBL’s business has been affected in various ways, including the operations. FSBL cannot predict the length and severity of the COVID-19 pandemic or its effects on FSBL.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

The Account invests in shares of open-end mutual funds, which process contractholders directed purchases, sales and transfers on a daily basis at the funds’ computed net asset values (NAVs). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodians and reflect the fair values of the mutual fund investments. The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund. That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund.

The Account had no financial liabilities as of December 31, 2021.

2. Variable Annuity Contract Charges

AdvanceDesigns

Mortality and Expense Risk Charge: The mortality and expense risks assumed by FSBL are compensated for by a fee equivalent to a minimum annual rate of 1.20% of the average daily net assets. The mortality and expense risk charge is based on the daily value of the individual contract.

Administrative Charge: FSBL deducts a daily administrative charge equivalent to an annual rate of 0.15% of the average

Variable Annuity Account B

Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges (continued)

daily net asset value.

These charges are presented as expenses on the statements of changes in net assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges presented as a decrease in units on the statements of changes in net assets under the Maintenance charges and mortality adjustment line item may include the following:

•

Mortality and Expense Risk Charge: If the net asset value of an individual contract is less than $100,000, FSBL deducts an additional mortality and expense risk charge of 0.25% on contracts with a net asset value less than $25,000 and 0.10% on contracts with a net asset value of at least $25,000 but less than $100,000, as a contract level deduction.

•

Contingent Deferred Sales Charge (CDSC): FSBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 7% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first seven years of the contract.

•

Account Administrative Charge: FSBL deducts an account administration charge of $30 annually, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

•	Rider Charge: FSBL deducts an amount for each rider, equal to a percentage of the contract value, not to exceed a total charge of 1.70% of the contract value.

SecureDesigns

Mortality and Expense Risk Charge: Mortality and expense risks assumed by FSBL are compensated for by a fee equivalent to a minimum annual rate of 0.60% of the average daily net asset. The mortality and expense risk charge is based on the daily value of the individual contract.

Administrative Charge: FSBL deducts a daily administrative charge equivalent to an annual rate of 0.15% of the average daily net asset value.

These charges are presented as expenses on the statements of changes in net assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges presented as a decrease in units on the statements of changes in net assets under the Maintenance charges and mortality adjustment line item may include the following:

•

Mortality and Expense Risk Charge: If the net asset value of an individual contract is less than $100,000, FSBL deducts an additional mortality and expense risk charge of 0.25% on contracts with a net asset value less than $25,000 and 0.10% on contracts with a net asset value of at least $25,000 but less than $100,000, as a contract level

Variable Annuity Account B

Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges (continued)

deduction.

•

Account Administrative Charge: FSBL deducts an account administration charge of $30 annually, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

•

Contingent Deferred Sales Charge (CDSC): FSBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 7% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first seven years of the contract.

•	Rider Charge: FSBL deducts an amount for each rider, equal to a percentage of contract value, not to exceed a total charge of 1.70% of the contract value.

Variable Annuity Account B

Notes to Financial Statements (continued)

3. Summary of Unit Transactions

The changes in units outstanding for the periods December 31, 2021 and 2020, were as follows:

	2021			2020
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
AB VPS Dynamic Asset Allocation	136	(108)	28	192	(30)	162
AB VPS Small/Mid Cap Value	1,293	(657)	636	987	(1,383)	(396)
American Century VP Mid Cap Value	2,086	(4,722)	(2,636)	2,068	(3,138)	(1,070)
American Century VP Ultra®	9,948	(12,974)	(3,026)	14,522	(32,583)	(18,061)
American Century VP Value	7,690	(8,666)	(976)	10,837	(19,709)	(8,872)
American Funds IS® Asset Allocation	13,084	(17,917)	(4,833)	54,891	(12,175)	42,716
American Funds IS® Capital World Bond	6,858	(6,124)	734	1,742	(1,020)	722
American Funds IS® Global Growth	21,366	(16,360)	5,006	31,148	(24,448)	6,700
American Funds IS® Growth-Income	6,256	(6,382)	(126)	12,164	(28,716)	(16,552)
American Funds IS® International	2,303	(2,521)	(218)	5,895	(15,592)	(9,697)
American Funds IS® New World	6,001	(1,796)	4,205	1,457	(834)	623
BlackRock Equity Dividend V.I.	7,974	(2,825)	5,149	16,617	(10,419)	6,198
BlackRock Global Allocation V.I.	3,650	(11,817)	(8,167)	17,600	(4,758)	12,842
BlackRock High Yield V.I.	2,711	(2,598)	113	10,387	(2,996)	7,391
BNY Mellon IP MidCap Stock	1,380	(2,032)	(652)	861	(626)	235
BNY Mellon IP Small Cap Stock Index	7,516	(5,911)	1,605	12,930	(17,356)	(4,426)
BNY Mellon IP Technology Growth	4,879	(6,412)	(1,533)	6,934	(4,831)	2,103
BNY Mellon VIF Appreciation	4,667	(3,044)	1,623	15,744	(220)	15,524
ClearBridge Variable Aggressive Growth	4,337	(16,906)	(12,569)	6,540	(3,917)	2,623
ClearBridge Variable Small Cap Growth	1,885	(6,048)	(4,163)	2,328	(1,152)	1,176
Delaware Ivy VIP Asset Strategy(a)	731	(1,987)	(1,256)	3,894	(448)	3,446
Fidelity® VIP Equity-Income	3,549	(8,569)	(5,020)	10,678	(13,189)	(2,511)
Fidelity® VIP Growth & Income	5,180	(4,543)	637	9,317	(2,913)	6,404
Fidelity® VIP Growth Opportunities	9,345	(9,206)	139	11,687	(11,535)	152
Fidelity® VIP High Income	2,685	(1,715)	970	10,552	(4,811)	5,741
Fidelity® VIP Overseas	3,664	(2,774)	890	17,901	(7,053)	10,848

(a)	Name change. See Note 1.

Variable Annuity Account B

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2021			2020
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Franklin Allocation VIP Fund	1,171	(7,235)	(6,064)	1,856	(951)	905
Franklin Income VIP Fund	8,901	(9,824)	(923)	4,720	(11,086)	(6,366)
Franklin Mutual Global Discovery VIP Fund	6,418	(7,165)	(747)	15,583	(19,599)	(4,016)
Franklin Small Cap Value VIP Fund	1,370	(5,007)	(3,637)	2,112	(4,059)	(1,947)
Franklin Strategic Income VIP Fund	2,008	(1,032)	976	1,278	(2,462)	(1,184)
Guggenheim VIF All Cap Value	2,255	(9,714)	(7,459)	5,384	(15,377)	(9,993)
Guggenheim VIF Alpha Opportunity	288	(161)	127	680	(3,833)	(3,153)
Guggenheim VIF Floating Rate Strategies	6,391	(3,303)	3,088	13,166	(11,735)	1,431
Guggenheim VIF Global Managed Futures Strategy	436	(672)	(236)	1,925	(373)	1,552
Guggenheim VIF High Yield	4,541	(2,921)	1,620	4,810	(12,242)	(7,432)
Guggenheim VIF Large Cap Value	5,606	(17,076)	(11,470)	6,005	(5,496)	509
Guggenheim VIF Long Short Equity	2,601	(2,177)	424	1,784	(3,525)	(1,741)
Guggenheim VIF Managed Asset Allocation	7,695	(3,975)	3,720	4,096	(7,493)	(3,397)
Guggenheim VIF Multi-Hedge Strategies	4,530	(3,994)	536	10,079	(5,329)	4,750
Guggenheim VIF Small Cap Value	2,066	(4,308)	(2,242)	1,338	(3,533)	(2,195)
Guggenheim VIF SMid Cap Value	3,346	(10,117)	(6,771)	8,108	(10,333)	(2,225)
Guggenheim VIF StylePlus Large Core	5,774	(7,552)	(1,778)	4,212	(4,894)	(682)
Guggenheim VIF StylePlus Large Growth	5,684	(2,465)	3,219	3,615	(8,571)	(4,956)
Guggenheim VIF StylePlus Mid Growth	16,771	(15,126)	1,645	22,829	(16,588)	6,241
Guggenheim VIF StylePlus Small Growth	3,557	(6,005)	(2,448)	10,073	(3,017)	7,056
Guggenheim VIF Total Return Bond	17,158	(16,527)	631	18,687	(51,561)	(32,874)
Guggenheim VIF World Equity Income	5,045	(14,260)	(9,215)	7,601	(23,669)	(16,068)
Invesco V.I. American Value(b)	371,594	(370,889)	705	—	—	—
Invesco V.I. Comstock	1,608	(4,280)	(2,672)	2,616	(3,374)	(758)
Invesco V.I. Core Bond(a)	6,804	(31,521)	(24,717)	51,669	(28,226)	23,443
Invesco V.I. Discovery Mid Cap Growth(a)	2,731	(2,293)	438	22,077	(24,586)	(2,509)
Invesco V.I. Equity and Income	10,888	(11,074)	(186)	6,119	(8,822)	(2,703)

(a)	Name change. See Note 1.
(b)	Merger. See Note 1.

Variable Annuity Account B

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2021			2020
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Invesco V.I. Global (a)	1,472	(8,216)	(6,744)	2,196	(9,410)	(7,214)
Invesco V.I. Global Real Estate	2,417	(3,653)	(1,236)	6,509	(9,649)	(3,140)
Invesco V.I. Government Money Market	47,231	(54,862)	(7,631)	129,237	(78,229)	51,008
Invesco V.I. Government Securities	19,763	(20,299)	(536)	22,801	(34,973)	(12,172)
Invesco V.I. Health Care	1,834	(6,865)	(5,031)	2,432	(3,963)	(1,531)
Invesco V.I. International Growth	3,798	(5,458)	(1,660)	3,650	(13,209)	(9,559)
Invesco V.I. Main Street Mid Cap Fund® (a)	477	(444)	33	3,507	(5,105)	(1,598)
Invesco V.I. Main Street Small Cap Fund® (a)	678	(2,506)	(1,828)	1,319	(2,381)	(1,062)
Invesco V.I. Value Opportunities (b)	4	(401)	(397)	32	(19)	13
Janus Henderson VIT Enterprise	5,034	(5,610)	(576)	10,005	(9,578)	427
Janus Henderson VIT Research	2,069	(5,500)	(3,431)	3,891	(2,532)	1,359
JPMorgan Insurance Trust Core Bond Portfolio	17,751	(2,891)	14,860	4,282	(5,601)	(1,319)
Lord Abbett Series Bond-Debenture VC	7,830	(1,964)	5,866	1,461	(11,639)	(10,178)
Lord Abbett Series Developing Growth VC	5,227	(653)	4,574	4,171	(403)	3,768
MFS® VIT II Research International	6,004	(14,176)	(8,172)	19,206	(19,536)	(330)
MFS® VIT Total Return	5,525	(15,917)	(10,392)	6,394	(30,472)	(24,078)
MFS® VIT Utilities	3,963	(2,882)	1,081	6,937	(4,842)	2,095
Morgan Stanley VIF Emerging Markets Equity	5,610	(5,212)	398	5,387	(17,828)	(12,441)
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	1,692	(2,720)	(1,028)	760	(138)	622
Morningstar Balanced ETF Asset Allocation Portfolio	1,202	(4,160)	(2,958)	1,243	(770)	473
Morningstar Conservative ETF Asset Allocation Portfolio	976	(5,508)	(4,532)	19,965	(6,305)	13,660
Morningstar Growth ETF Asset Allocation Portfolio	1,098	(11,323)	(10,225)	1,491	(125)	1,366
Morningstar Income and Growth ETF Asset Allocation Portfolio	6,196	(10,427)	(4,231)	895	(68)	827
Neuberger Berman AMT Sustainable Equity	1,009	(5,417)	(4,408)	1,987	(4,188)	(2,201)

(a)	Name change. See Note 1.
(b)	Merger. See Note 1.

Variable Annuity Account B

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2021			2020
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
PIMCO VIT All Asset	510	(2,341)	(1,831)	865	(2,144)	(1,279)
PIMCO VIT CommodityRealReturn Strategy	10,431	(10,796)	(365)	20,906	(21,733)	(827)
PIMCO VIT Emerging Markets Bond	2,046	(887)	1,159	1,894	(2,126)	(232)
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	6,341	(6,715)	(374)	4,507	(19,311)	(14,804)
PIMCO VIT Low Duration	10,114	(19,810)	(9,696)	14,969	(16,746)	(1,777)
PIMCO VIT Real Return	14,789	(18,717)	(3,928)	25,862	(41,279)	(15,417)
PIMCO VIT Total Return	15,391	(4,173)	11,218	14,892	(4,706)	10,186
Putnam VT Small Cap Value	980	(586)	394	73	(936)	(863)
Royce Micro-Cap	1,979	(3,249)	(1,270)	2,869	(3,123)	(254)
T. Rowe Price Health Sciences	10,000	(5,109)	4,891	10,086	(7,089)	2,997
Templeton Developing Markets VIP Fund	1,573	(2,510)	(937)	13,022	(14,969)	(1,947)
Templeton Global Bond VIP Fund	80,009	(16,343)	63,666	117,901	(15,374)	102,527
Western Asset Variable Global High Yield Bond	2,144	(2,825)	(681)	644	(1,903)	(1,259)

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights

The Account has a number of products, which have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns. The information presented below identifies the range of lowest to highest expense ratios and the corresponding total return. The summary may not reflect the minimum and maximum contract charges offered by the Account as contract owners may not have selected all available and applicable contract options as discussed in Note 2.

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2021, were as follows:

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
AB VPS Dynamic Asset Allocation
2021	4,217	10.98	10.98	46,311	0.02	0.75	0.75	5.27	5.27
2020	4,189	10.43	10.43	43,706	0.01	0.75	0.75	0.97	0.97
2019	4,027	10.33	10.33	41,608	1.84	0.75	0.75	10.96	10.96
2018	3,931	9.31	9.31	36,587	2.17	0.75	0.75	(10.74)	(10.74)
2017	2,048	10.43	10.43	21,367	1.01	0.75	0.75	10.14	10.14
AB VPS Small/Mid Cap Value
2021	9,983	15.10	15.10	150,748	0.01	0.75	0.75	30.62	30.62
2020	9,347	11.56	11.56	108,055	0.01	0.75	0.75	(0.77)	(0.77)
2019	9,743	11.65	11.65	113,498	0.34	0.75	0.75	15.46	15.46
2018	8,505	10.09	10.09	85,787	0.30	0.75	0.75	(18.37)	(18.37)
2017	7,958	12.36	12.36	98,400	0.25	0.75	0.75	8.61	8.61
American Century VP Mid Cap Value
2021	30,221	19.76	19.76	596,603	0.01	0.75	0.75	18.47	18.47
2020	32,857	16.19	16.68	547,465	0.02	0.75	1.35	(3.23)	(2.63)
2019	33,927	16.73	17.13	580,633	1.96	0.75	1.35	23.47	24.22
2018	32,523	13.55	13.79	447,971	1.36	0.75	1.35	(16.67)	(16.17)
2017	31,571	16.26	16.45	518,766	1.18	0.75	1.35	6.69	7.38

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
American Century VP Ultra®
2021	122,986	39.48	44.22	5,423,905	—	0.75	1.35	17.75	18.46
2020	126,012	33.53	37.33	4,692,440	—	0.75	1.35	43.11	44.02
2019	144,073	23.43	25.92	3,726,846	—	0.75	1.35	28.74	29.54
2018	128,424	18.20	20.01	2,564,617	0.11	0.75	1.35	(3.70)	(3.10)
2017	92,694	18.90	20.65	1,909,565	0.12	0.75	1.35	26.42	27.08
American Century VP Value
2021	50,208	23.03	25.79	1,289,872	0.02	0.75	1.35	19.02	19.73
2020	51,184	19.35	21.54	1,098,687	0.02	0.75	1.35	(3.49)	(2.93)
2019	60,056	20.05	22.19	1,328,168	2.10	0.75	1.35	21.52	22.26
2018	58,982	16.50	18.15	1,067,769	1.53	0.75	1.35	(13.16)	(12.61)
2017	65,488	19.00	20.77	1,357,063	1.35	0.75	1.35	3.94	4.58
American Funds IS® Asset Allocation
2021	191,076	14.82	14.82	2,831,316	0.01	0.75	0.75	10.60	10.60
2020	195,909	13.40	13.40	2,624,384	0.02	0.75	0.75	8.06	8.06
2019	153,193	12.40	12.40	1,899,968	1.95	0.75	0.75	16.43	16.43
2018	103,349	10.65	10.65	1,100,522	2.12	0.75	0.75	(8.35)	(8.35)
2017	39,533	11.62	11.62	459,217	1.34	0.75	0.75	11.62	11.62
American Funds IS® Capital World Bond
2021	16,906	8.38	8.38	141,604	0.02	0.75	0.75	(8.62)	(8.62)
2020	16,172	9.17	9.17	148,323	0.01	0.75	0.75	5.52	5.52
2019	15,450	8.69	8.69	134,201	1.41	0.75	0.75	3.58	3.58
2018	10,561	8.39	8.39	88,581	2.05	0.75	0.75	(5.20)	(5.20)
2017	9,498	8.85	8.85	84,068	0.36	0.75	0.75	2.67	2.67
American Funds IS® Global Growth
2021	161,487	20.24	20.24	3,269,653	0.00	0.75	0.75	11.82	11.82
2020	156,481	18.10	18.10	2,832,455	0.00	0.75	0.75	25.35	25.35
2019	149,781	14.44	14.44	2,162,803	0.99	0.75	0.75	29.97	29.97
2018	137,984	11.11	11.11	1,533,637	0.57	0.75	0.75	(12.59)	(12.59)
2017	123,027	12.71	12.71	1,564,314	0.60	0.75	0.75	26.22	26.22

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
American Funds IS® Growth-Income
2021	76,205	19.34	19.34	1,473,460	0.01	0.75	0.75	19.24	19.24
2020	76,331	16.22	16.22	1,237,720	0.01	0.75	0.75	9.08	9.08
2019	92,883	14.87	14.87	1,381,159	1.59	0.75	0.75	21.19	21.19
2018	85,360	12.27	12.27	1,047,051	1.38	0.75	0.75	(5.69)	(5.69)
2017	73,948	13.01	13.01	961,612	1.44	0.75	0.75	17.63	17.63
American Funds IS® International
2021	31,954	11.13	11.13	355,484	0.02	0.75	0.75	(5.28)	(5.28)
2020	32,172	11.75	11.75	378,049	0.00	0.75	0.75	9.40	9.40
2019	41,869	10.74	10.74	449,482	1.34	0.75	0.75	18.15	18.15
2018	38,297	9.09	9.09	347,969	1.62	0.75	0.75	(16.61)	(16.61)
2017	35,989	10.90	10.90	392,124	1.57	0.75	0.75	27.04	27.04
American Funds IS® New World
2021	15,886	12.95	12.95	205,679	0.01	0.75	0.75	0.78	0.78
2020	11,681	12.85	12.85	150,074	0.00	0.75	0.75	18.76	18.76
2019	11,058	10.82	10.82	119,640	0.82	0.75	0.75	24.08	24.08
2018	8,569	8.72	8.72	74,705	0.68	0.75	0.75	(17.42)	(17.42)
2017	8,068	10.56	10.56	85,207	0.84	0.75	0.75	24.24	24.24
BlackRock Equity Dividend V.I.
2021	48,337	15.84	15.84	765,420	0.01	0.75	0.75	15.87	15.87
2020	43,188	13.67	13.67	590,203	0.02	0.75	0.75	(0.22)	(0.22)
2019	36,990	13.70	13.70	506,889	1.87	0.75	0.75	22.76	22.76
2018	31,026	11.16	11.16	346,311	2.39	0.75	0.75	(10.86)	(10.86)
2017	12,078	12.52	12.52	151,213	1.14	0.75	0.75	12.19	12.19
BlackRock Global Allocation V.I.
2021	41,315	12.36	12.36	510,550	0.01	0.75	0.75	2.49	2.49
2020	49,482	12.06	12.06	596,582	0.01	0.75	0.75	16.30	16.30
2019	36,640	10.37	10.37	380,009	1.45	0.75	0.75	13.46	13.46
2018	28,098	9.14	9.14	256,930	1.03	0.75	0.75	(11.00)	(11.00)
2017	20,404	10.27	10.27	209,600	1.39	0.75	0.75	9.49	9.49

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
BlackRock High Yield V.I.
2021	28,550	10.86	10.86	309,897	0.04	0.75	0.75	1.40	1.40
2020	28,437	10.71	10.71	304,600	0.05	0.75	0.75	3.08	3.08
2019	21,046	10.39	10.39	218,667	5.22	0.75	0.75	10.65	10.65
2018	22,137	9.39	9.39	207,922	6.61	0.75	0.75	(6.47)	(6.47)
2017	6,585	10.04	10.04	66,109	3.81	0.75	0.75	3.08	3.08
BNY Mellon IP MidCap Stock
2021	8,940	14.56	14.56	129,730	0.00	0.75	0.75	20.93	20.93
2020	9,592	12.04	12.04	115,120	0.00	0.75	0.75	3.88	3.88
2019	9,357	11.59	11.59	108,142	0.39	0.75	0.75	15.44	15.44
2018	9,259	10.04	10.04	92,681	0.37	0.75	0.75	(18.84)	(18.84)
2017	8,993	12.37	12.37	111,281	0.95	0.75	0.75	10.84	10.84
BNY Mellon IP Small Cap Stock Index
2021	61,408	17.25	17.25	1,059,107	0.01	0.75	0.75	21.48	21.48
2020	59,803	14.20	14.20	848,912	0.01	0.75	0.75	6.53	6.53
2019	64,229	13.33	13.33	855,810	0.86	0.75	0.75	17.76	17.76
2018	59,817	11.32	11.32	677,082	0.86	0.75	0.75	(12.32)	(12.32)
2017	50,235	12.91	12.91	648,609	0.92	0.75	0.75	8.21	8.21
BNY Mellon IP Technology Growth
2021	52,366	39.66	44.14	2,303,121	—	0.75	1.35	7.83	8.48
2020	53,899	36.78	40.69	2,185,631	0.00	0.75	1.35	62.31	63.35
2019	51,796	22.66	24.91	1,286,130	—	0.75	1.35	20.21	20.86
2018	42,445	18.85	20.61	870,782	—	0.75	1.35	(5.51)	(4.89)
2017	21,041	19.95	21.67	452,208	—	0.75	1.35	36.27	37.07
BNY Mellon VIF Appreciation
2021	17,698	20.71	20.71	366,583	0.00	0.75	0.75	22.11	22.11
2020	16,075	16.96	16.96	272,673	0.00	0.75	0.75	18.77	18.77
2019	551	14.28	14.28	7,861	0.93	0.75	0.75	30.77	30.77
2018	564	10.92	10.92	6,160	1.04	0.75	0.75	(10.49)	(10.49)
2017	580	12.20	12.20	7,074	1.08	0.75	0.75	22.37	22.37

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
ClearBridge Variable Aggressive Growth
2021	55,176	19.24	21.44	1,182,547	0.00	0.75	1.35	5.37	5.98
2020	67,745	18.26	20.23	1,367,760	0.01	0.75	1.35	12.72	13.33
2019	65,122	16.20	17.85	1,160,859	0.76	0.75	1.35	19.38	20.20
2018	66,302	13.57	14.85	983,344	0.45	0.75	1.35	(12.45)	(11.97)
2017	52,734	15.50	16.87	888,100	0.29	0.75	1.35	11.03	11.72
ClearBridge Variable Small Cap Growth
2021	17,438	29.06	32.60	568,121	—	0.75	1.35	7.79	8.49
2020	21,601	26.96	30.05	648,149	—	0.75	1.35	37.13	37.97
2019	20,425	19.66	21.78	444,618	—	0.75	1.35	21.51	22.22
2018	19,412	16.18	17.82	345,731	—	0.75	1.35	(0.98)	(0.39)
2017	18,402	16.34	17.89	327,606	—	0.75	1.35	18.92	19.67
Delaware Ivy VIP Asset Strategy (a)
2021	11,311	11.23	11.23	127,054	0.02	0.75	0.75	6.34	6.34
2020	12,567	10.56	10.56	132,701	0.02	0.75	0.75	9.66	9.66
2019	9,121	9.63	9.63	87,802	2.17	0.75	0.75	17.30	17.30
2018	9,261	8.21	8.21	76,012	1.97	0.75	0.75	(8.88)	(8.88)
2017	8,900	9.01	9.01	80,207	1.75	0.75	0.75	13.91	13.91
Fidelity® VIP Equity-Income
2021	42,297	15.40	15.40	653,112	0.02	0.75	0.75	20.03	20.03
2020	47,317	12.83	12.83	608,539	0.01	0.75	0.75	2.48	2.48
2019	49,828	12.52	12.52	625,115	2.11	0.75	0.75	22.39	22.39
2018	27,864	10.23	10.23	285,850	2.28	0.75	0.75	(11.89)	(11.89)
2017	25,486	11.61	11.61	295,920	1.81	0.75	0.75	8.50	8.50

(a)	Name change. See Note 1.

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Fidelity® VIP Growth & Income
2021	50,812	17.03	17.03	865,268	0.02	0.75	0.75	21.04	21.04
2020	50,175	14.07	14.07	706,027	0.02	0.75	0.75	3.61	3.61
2019	43,771	13.58	13.58	594,494	3.44	0.75	0.75	24.93	24.93
2018	41,135	10.87	10.87	447,156	0.20	0.75	0.75	(12.55)	(12.55)
2017	36,875	12.43	12.43	458,330	1.30	0.75	0.75	12.29	12.29
Fidelity® VIP Growth Opportunities
2021	56,982	35.72	35.72	2,035,465	—	0.75	0.75	7.56	7.56
2020	56,843	33.21	33.21	1,887,852	—	0.75	0.75	62.00	62.00
2019	56,691	20.50	20.50	1,162,121	—	0.75	0.75	35.31	35.31
2018	58,606	15.15	15.15	887,716	0.06	0.75	0.75	8.06	8.06
2017	26,809	14.02	14.02	375,773	0.11	0.75	0.75	29.22	29.22
Fidelity® VIP High Income
2021	74,900	10.18	10.18	763,022	0.05	0.75	0.75	0.39	0.39
2020	73,930	10.14	10.14	749,790	0.05	0.75	0.75	(1.36)	(1.36)
2019	68,189	10.28	10.28	700,994	6.27	0.75	0.75	10.54	10.54
2018	35,113	9.30	9.30	326,698	9.50	0.75	0.75	(7.19)	(7.19)
2017	1,882	10.02	10.02	18,844	6.25	0.75	0.75	2.98	2.98
Fidelity® VIP Overseas
2021	40,316	13.48	13.48	543,591	0.00	0.75	0.75	15.02	15.02
2020	39,426	11.72	11.72	462,273	0.00	0.75	0.75	11.09	11.09
2019	28,578	10.55	10.55	301,679	1.44	0.75	0.75	22.82	22.82
2018	35,572	8.59	8.59	305,777	2.18	0.75	0.75	(18.19)	(18.19)
2017	12,117	10.50	10.50	127,275	1.47	0.75	0.75	25.15	25.15
Franklin Allocation VIP Fund
2021	27,380	13.13	13.13	359,605	0.02	0.75	0.75	7.36	7.36
2020	33,444	12.23	12.23	408,852	0.01	0.75	0.75	7.66	7.66
2019	32,539	11.36	11.36	369,609	3.33	0.75	0.75	15.21	15.21
2018	28,936	9.86	9.86	285,414	2.95	0.75	0.75	(12.97)	(12.97)
2017	27,876	11.33	11.33	315,741	2.12	0.75	0.75	7.70	7.70

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Franklin Income VIP Fund
2021	51,694	12.21	12.66	653,228	0.05	0.75	1.35	11.71	12.53
2020	52,617	10.93	11.25	591,689	0.05	0.75	1.35	(3.53)	(3.10)
2019	58,983	11.33	11.61	683,825	5.47	0.75	1.35	11.08	11.85
2018	67,183	10.20	10.38	697,180	5.22	0.75	1.35	(8.44)	(7.82)
2017	72,406	11.14	11.26	815,245	4.18	0.75	1.35	5.00	5.63
Franklin Mutual Global Discovery VIP Fund
2021	74,610	11.79	12.78	954,132	0.03	0.75	1.35	14.02	14.72
2020	75,357	10.34	11.14	839,814	0.02	0.75	1.35	(8.58)	(8.01)
2019	79,373	11.31	12.11	961,542	1.71	0.75	1.35	19.05	19.90
2018	77,663	9.50	10.10	785,386	2.47	0.75	1.35	(14.95)	(14.55)
2017	79,879	11.17	11.82	944,662	1.86	0.75	1.35	3.91	4.60
Franklin Small Cap Value VIP Fund
2021	12,416	16.88	17.44	216,969	0.01	0.75	1.35	20.06	20.78
2020	16,053	14.06	14.44	232,173	0.01	0.75	1.35	0.64	1.26
2019	18,000	13.97	14.26	256,689	1.02	0.75	1.35	20.95	21.78
2018	17,599	11.55	11.71	206,268	1.11	0.75	1.35	(16.55)	(16.12)
2017	23,681	13.84	13.96	330,544	0.48	0.75	1.35	5.89	6.56
Franklin Strategic Income VIP Fund
2021	13,418	9.03	9.03	121,138	0.03	0.75	0.75	(1.63)	(1.63)
2020	12,442	9.18	9.18	114,210	0.04	0.75	0.75	(0.33)	(0.33)
2019	13,626	9.21	9.21	125,551	5.35	0.75	0.75	4.07	4.07
2018	13,527	8.85	8.85	119,761	2.49	0.75	0.75	(5.75)	(5.75)
2017	10,664	9.39	9.39	100,177	2.75	0.75	0.75	0.64	0.64
Guggenheim VIF All Cap Value
2021	13,574	18.58	23.44	315,746	0.02	0.75	1.35	21.52	22.27
2020	21,033	15.29	19.17	402,005	0.01	0.75	1.35	(2.49)	(1.89)
2019	31,026	15.68	19.54	605,010	1.25	0.75	1.35	18.43	19.22
2018	37,915	13.24	16.39	619,551	1.14	0.75	1.35	(14.41)	(13.92)
2017	43,284	15.47	19.04	818,711	1.07	0.75	1.35	9.87	10.50

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Guggenheim VIF Alpha Opportunity
2021	4,063	17.78	17.78	72,348	0.01	0.75	0.75	9.62	9.62
2020	3,936	14.59	16.22	63,951	0.01	0.75	1.35	(4.01)	(3.45)
2019	7,089	15.20	16.80	119,181	0.17	0.75	1.35	(6.63)	(6.04)
2018	7,334	16.28	17.88	131,214	—	0.75	1.35	(15.34)	(14.86)
2017	7,736	19.23	21.00	162,251	—	0.75	1.35	2.67	3.30
Guggenheim VIF Floating Rate Strategies
2021	130,980	9.37	9.37	1,227,732	0.02	0.75	0.75	(1.37)	(1.37)
2020	127,892	9.50	9.50	1,214,268	0.06	0.75	0.75	(3.65)	(3.65)
2019	126,461	9.86	9.86	1,246,528	5.58	0.75	0.75	3.68	3.68
2018	92,752	9.51	9.51	882,117	2.76	0.75	0.75	(4.52)	(4.52)
2017	33,229	9.96	9.96	330,863	2.73	0.75	0.75	(0.30)	(0.30)
Guggenheim VIF Global Managed Futures Strategy
2021	13,459	4.71	4.71	63,452	—	0.75	0.75	(2.89)	(2.89)
2020	13,695	4.85	4.85	66,418	0.04	0.75	0.75	(1.22)	(1.22)
2019	12,143	4.91	4.91	59,591	0.91	0.75	0.75	4.25	4.25
2018	12,735	4.71	4.71	60,006	—	0.75	0.75	(12.45)	(12.45)
2017	2,326	5.38	5.38	12,521	1.33	0.75	0.75	4.67	4.67
Guggenheim VIF High Yield
2021	29,245	16.42	34.90	927,988	0.05	0.75	1.35	0.92	1.51
2020	27,625	16.27	34.38	885,812	0.07	0.75	1.35	0.18	0.79
2019	35,057	16.24	34.11	1,100,982	7.50	0.75	1.35	6.91	7.57
2018	37,313	15.19	31.71	1,105,259	7.77	0.75	1.35	(8.22)	(7.66)
2017	48,511	16.55	34.34	1,576,526	5.28	0.75	1.35	1.72	2.32
Guggenheim VIF Large Cap Value
2021	40,262	18.57	18.92	747,458	0.02	0.75	1.35	21.67	22.33
2020	51,732	15.18	15.55	784,893	0.02	0.75	1.35	(2.20)	(1.56)
2019	51,223	15.42	15.90	789,682	1.75	0.75	1.35	16.65	17.35
2018	52,780	13.14	13.63	693,499	1.36	0.75	1.35	(13.41)	(12.86)
2017	54,256	15.08	15.74	818,266	0.97	0.75	1.35	10.85	11.54

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Guggenheim VIF Long Short Equity
2021	6,846	13.22	14.81	100,035	0.01	0.75	1.35	18.46	19.24
2020	6,422	11.16	12.42	78,667	0.01	0.75	1.35	0.45	1.06
2019	8,163	11.11	12.29	98,619	0.55	0.75	1.35	1.09	1.65
2018	7,325	10.99	12.09	88,194	—	0.75	1.35	(16.68)	(16.16)
2017	10,233	13.19	14.42	146,267	0.39	0.75	1.35	9.92	10.67
Guggenheim VIF Managed Asset Allocation
2021	43,256	15.82	16.10	684,602	0.01	0.75	1.35	7.69	8.36
2020	39,536	14.60	14.95	577,725	0.02	0.75	1.35	7.79	8.39
2019	42,933	13.47	13.87	578,599	1.63	0.75	1.35	14.91	15.72
2018	40,539	11.64	12.07	472,271	1.41	0.75	1.35	(9.72)	(9.20)
2017	41,228	12.82	13.37	529,027	1.38	0.75	1.35	9.50	10.14
Guggenheim VIF Multi-Hedge Strategies
2021	8,623	6.16	6.57	56,395	—	0.75	1.35	3.53	4.12
2020	8,087	5.95	6.31	50,843	0.02	0.75	1.35	2.76	3.44
2019	3,337	5.79	6.10	20,464	1.85	0.75	1.35	0.52	1.16
2018	9,823	5.76	6.03	59,135	—	0.75	1.35	(9.15)	(8.64)
2017	7,499	6.34	6.60	49,578	—	0.75	1.35	(0.63)	(0.15)
Guggenheim VIF Small Cap Value
2021	9,584	27.62	41.39	394,141	0.01	0.75	1.35	20.82	21.52
2020	11,826	22.86	34.06	402,799	0.01	0.75	1.35	(5.22)	(4.62)
2019	14,021	24.12	35.71	500,767	0.79	0.75	1.35	17.37	18.05
2018	15,707	20.55	30.25	470,825	0.38	0.75	1.35	(16.40)	(15.88)
2017	15,660	24.58	35.96	558,247	0.38	0.75	1.35	(0.73)	(0.11)
Guggenheim VIF SMid Cap Value
2021	28,345	30.22	44.33	1,248,305	0.02	0.75	1.35	18.46	19.20
2020	35,116	25.51	37.19	1,297,421	0.01	0.75	1.35	(0.16)	0.43
2019	37,341	25.55	37.03	1,371,975	0.88	0.75	1.35	21.32	22.05
2018	43,323	21.06	30.34	1,301,614	0.66	0.75	1.35	(16.69)	(16.19)
2017	45,393	25.28	36.20	1,627,120	0.62	0.75	1.35	8.82	9.53

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Guggenheim VIF StylePlus Large Core
2021	40,059	15.42	18.97	633,084	0.01	0.75	1.35	23.02	23.76
2020	41,837	12.46	15.42	533,620	0.02	0.75	1.35	13.63	14.31
2019	42,519	10.90	13.57	473,115	2.15	0.75	1.35	24.50	25.29
2018	42,659	8.70	10.90	378,390	1.75	0.75	1.35	(10.58)	(10.03)
2017	39,352	9.67	12.19	394,378	1.28	0.75	1.35	16.99	17.64
Guggenheim VIF StylePlus Large Growth
2021	19,246	19.93	24.22	385,304	0.01	0.75	1.35	22.32	23.10
2020	16,027	16.19	19.80	261,453	0.01	0.75	1.35	32.00	32.70
2019	20,983	12.20	15.00	256,693	2.06	0.75	1.35	28.21	29.10
2018	20,293	9.45	11.70	191,987	1.49	0.75	1.35	(7.80)	(7.26)
2017	25,734	10.19	12.69	265,377	1.11	0.75	1.35	24.66	25.34
Guggenheim VIF StylePlus Mid Growth
2021	145,435	21.31	22.80	3,100,760	0.01	0.75	1.35	8.83	9.51
2020	143,790	19.46	20.95	2,800,475	0.01	0.75	1.35	26.51	27.27
2019	137,549	15.29	16.56	2,105,480	0.86	0.75	1.35	26.99	27.84
2018	130,113	11.96	13.04	1,558,339	1.49	0.75	1.35	(11.05)	(10.55)
2017	110,724	13.37	14.66	1,483,565	1.44	0.75	1.35	19.38	20.02
Guggenheim VIF StylePlus Small Growth
2021	92,991	13.88	13.88	1,290,852	0.00	0.75	0.75	2.66	2.66
2020	95,439	13.52	23.60	1,290,992	0.01	0.75	1.35	26.20	26.95
2019	88,383	10.65	18.70	942,344	0.71	0.75	1.35	20.33	21.02
2018	65,551	8.80	15.54	583,481	0.94	0.75	1.35	(14.14)	(13.64)
2017	13,472	10.19	18.10	145,951	0.76	0.75	1.35	17.15	17.94
Guggenheim VIF Total Return Bond
2021	174,830	9.55	11.66	2,041,211	0.02	0.75	1.35	(4.69)	(4.11)
2020	174,199	10.02	12.16	2,113,959	0.02	0.75	1.35	9.39	9.95
2019	207,073	9.16	11.06	2,289,766	2.84	0.75	1.35	—	0.64
2018	181,943	9.16	10.99	1,996,173	4.21	0.75	1.35	(3.17)	(2.57)
2017	129,731	9.46	11.28	1,454,647	4.64	0.75	1.35	2.16	2.83

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Guggenheim VIF World Equity Income
2021	55,015	13.56	15.34	749,106	0.01	0.75	1.35	16.57	17.30
2020	64,230	11.56	13.16	745,184	0.02	0.75	1.35	2.09	2.66
2019	80,298	11.26	12.89	904,395	2.80	0.75	1.35	16.23	16.93
2018	96,446	9.63	11.09	928,804	2.98	0.75	1.35	(12.12)	(11.49)
2017	103,422	10.88	12.62	1,125,962	2.69	0.75	1.35	10.22	10.79
Invesco V.I. American Value (b)
2021	705	10.29	10.34	7,288	0.05	0.75	1.35	—	—
Invesco V.I. Comstock
2021	14,931	15.75	18.59	277,225	0.02	0.75	1.35	27.43	28.21
2020	17,603	12.36	14.50	255,085	0.02	0.75	1.35	(5.36)	(4.79)
2019	18,361	13.06	15.23	279,403	1.71	0.75	1.35	19.60	20.40
2018	24,827	10.92	12.65	313,979	1.41	0.75	1.35	(16.06)	(15.61)
2017	39,984	13.01	14.99	599,241	1.82	0.75	1.35	12.54	13.22
Invesco V.I. Core Bond (a)
2021	32,297	6.46	6.93	223,132	0.01	0.75	1.35	(6.10)	(5.46)
2020	57,014	6.88	7.33	415,327	0.05	0.75	1.35	4.88	5.47
2019	33,571	6.56	6.95	231,997	3.27	0.75	1.35	4.46	5.14
2018	31,209	6.28	6.61	204,839	3.44	0.75	1.35	(5.42)	(4.89)
2017	39,199	6.64	6.95	271,222	1.86	0.75	1.35	(0.15)	0.43
Invesco V.I. Discovery Mid Cap Growth (a)
2021	19,484	23.45	23.45	456,732	—	0.75	0.75	14.45	14.45
2020	19,046	16.59	20.49	390,158	—	0.75	1.35	34.01	34.80
2019	21,555	12.38	15.20	328,690	—	0.75	1.35	28.29	29.03
2018	21,324	9.65	11.78	251,884	—	0.75	1.35	(9.90)	(9.31)
2017	21,203	10.71	12.99	276,245	—	0.75	1.35	16.92	17.66

(a)	Name change. See Note 1.
(b)	Merger. See Note 1.

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. Equity and Income
2021	62,736	14.95	17.58	1,103,548	0.02	0.75	1.35	13.34	14.01
2020	62,922	13.19	15.42	970,057	0.02	0.75	1.35	4.93	5.54
2019	65,625	12.57	14.61	958,945	2.47	0.75	1.35	14.90	15.59
2018	67,551	10.94	12.64	853,910	2.06	0.75	1.35	(13.59)	(13.07)
2017	70,242	12.66	14.54	1,021,215	1.44	0.75	1.35	6.03	6.75
Invesco V.I. Global (a)
2021	41,242	17.95	17.95	741,389	—	0.75	0.75	10.94	10.94
2020	47,986	16.18	16.18	777,416	0.00	0.75	0.75	22.58	22.58
2019	55,200	13.20	13.20	729,146	0.66	0.75	0.75	26.68	26.68
2018	45,410	10.42	10.42	473,787	0.68	0.75	0.75	(16.64)	(16.64)
2017	28,486	12.50	12.50	356,537	0.64	0.75	0.75	31.30	31.30
Invesco V.I. Global Real Estate
2021	27,755	21.35	23.91	663,517	0.03	0.75	1.35	20.35	21.06
2020	28,991	17.74	19.75	572,423	0.05	0.75	1.35	(16.04)	(15.53)
2019	32,131	21.13	23.38	751,303	4.75	0.75	1.35	17.72	18.44
2018	35,815	17.95	19.74	706,833	3.78	0.75	1.35	(10.16)	(9.62)
2017	38,163	19.98	21.84	832,047	3.35	0.75	1.35	8.23	8.93
Invesco V.I. Government Money Market
2021	110,026	8.09	8.37	920,685	0.00	0.75	1.35	(4.26)	(3.68)
2020	117,657	8.45	8.69	1,022,249	0.00	0.75	1.35	(3.98)	(3.44)
2019	66,649	8.80	9.00	599,927	1.70	0.75	1.35	(2.76)	(2.17)
2018	100,298	9.05	9.20	919,798	1.06	0.75	1.35	(3.00)	(2.44)
2017	121,114	9.33	9.43	1,141,420	0.30	0.75	1.35	(4.01)	(3.38)

(a)	Name change. See Note 1.

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. Government Securities
2021	96,042	8.24	8.24	792,898	0.02	0.75	0.75	(6.04)	(6.04)
2020	96,578	8.04	8.77	848,396	0.02	0.75	1.35	1.39	2.10
2019	108,750	7.93	8.59	935,672	2.29	0.75	1.35	1.28	1.90
2018	126,342	7.83	8.43	1,066,699	1.92	0.75	1.35	(4.04)	(3.44)
2017	141,982	8.16	8.73	1,240,754	1.72	0.75	1.35	(2.63)	(2.02)
Invesco V.I. Health Care
2021	8,398	26.71	29.91	247,702	0.00	0.75	1.35	7.48	8.13
2020	13,429	24.85	27.66	367,420	0.00	0.75	1.35	9.57	10.24
2019	14,960	22.68	25.09	371,437	0.05	0.75	1.35	26.85	27.62
2018	14,645	17.88	19.66	285,444	—	0.75	1.35	(3.40)	(2.82)
2017	12,240	18.51	20.23	245,673	0.39	0.75	1.35	10.90	11.58
Invesco V.I. International Growth
2021	25,314	16.93	18.85	471,218	0.01	0.75	1.35	1.07	1.73
2020	26,974	16.75	18.53	494,373	0.02	0.75	1.35	8.91	9.58
2019	36,533	15.38	16.91	613,360	1.31	0.75	1.35	22.75	23.52
2018	41,965	12.53	13.69	571,140	1.51	0.75	1.35	(18.79)	(18.37)
2017	67,051	15.43	16.77	1,115,869	1.27	0.75	1.35	17.43	18.18
Invesco V.I. Main Street Mid Cap Fund® (a)
2021	4,523	22.06	24.71	111,451	0.00	0.75	1.35	17.59	18.34
2020	4,490	18.76	20.88	93,728	0.00	0.75	1.35	4.28	4.92
2019	6,088	17.99	19.90	121,148	0.23	0.75	1.35	19.69	20.46
2018	6,315	15.03	16.52	103,949	0.14	0.75	1.35	(15.37)	(14.89)
2017	4,545	17.76	19.41	87,602	0.28	0.75	1.35	9.77	10.41

(a)	Name change. See Note 1.

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. Main Street Small Cap Fund® (a)
2021	5,330	35.73	40.01	211,510	0.00	0.75	1.35	17.07	17.78
2020	7,158	30.52	33.97	241,724	0.00	0.75	1.35	14.52	15.19
2019	8,220	26.65	29.49	240,807	—	0.75	1.35	20.75	21.51
2018	9,254	22.07	24.27	223,118	0.07	0.75	1.35	(14.36)	(13.84)
2017	8,840	25.77	28.17	247,330	0.53	0.75	1.35	9.06	9.74
Invesco V.I. Value Opportunities (b)
2021	—	18.58	18.58	—	0.01	0.75	0.75	23.05	23.05
2020	397	13.56	15.10	5,964	0.00	0.75	1.35	0.82	1.41
2019	384	13.45	14.89	5,688	—	0.75	1.35	24.54	25.34
2018	380	10.80	11.88	4,491	—	0.75	1.35	(22.80)	(22.30)
2017	376	13.99	15.29	5,727	0.02	0.75	1.35	12.28	12.92
Janus Henderson VIT Enterprise
2021	80,846	27.85	30.30	2,448,804	0.00	0.75	1.35	11.58	12.26
2020	81,422	24.96	26.99	2,196,653	—	0.75	1.35	14.08	14.75
2019	80,995	21.88	23.52	1,903,821	0.06	0.75	1.35	29.39	30.23
2018	63,748	16.91	18.06	1,150,810	0.10	0.75	1.35	(4.89)	(4.34)
2017	42,424	17.78	18.88	800,315	0.16	0.75	1.35	21.61	22.36
Janus Henderson VIT Research
2021	40,328	24.52	26.14	1,055,169	0.00	0.75	1.35	14.96	15.61
2020	43,759	21.33	22.61	989,918	0.00	0.75	1.35	26.89	27.67
2019	42,400	16.81	17.71	751,265	0.31	0.75	1.35	29.51	30.22
2018	37,679	12.98	13.60	512,575	0.42	0.75	1.35	(7.02)	(6.40)
2017	29,917	13.96	14.53	434,557	0.27	0.75	1.35	22.13	22.82

(a)	Name change. See Note 1.
(b)	Merger. See Note 1.

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
JPMorgan Insurance Trust Core Bond Portfolio
2021	31,785	9.28	9.28	294,648	0.01	0.75	0.75	(5.31)	(5.31)
2020	16,925	9.80	9.80	165,502	0.02	0.75	0.75	3.70	3.70
2019	18,244	9.45	9.45	172,016	2.41	0.75	0.75	3.85	3.85
2018	18,157	9.10	9.10	164,786	2.44	0.75	0.75	(3.91)	(3.91)
2017	18,913	9.47	9.47	179,285	2.42	0.75	0.75	(0.42)	(0.42)
Lord Abbett Series Bond-Debenture VC
2021	25,648	11.03	11.03	283,032	0.03	0.75	0.75	(0.54)	(0.54)
2020	19,782	11.09	11.09	219,477	0.03	0.75	0.75	3.36	3.36
2019	29,960	10.73	10.73	321,515	3.78	0.75	0.75	9.27	9.27
2018	33,311	9.82	9.82	327,299	4.46	0.75	0.75	(7.62)	(7.62)
2017	31,803	10.63	10.63	338,031	3.87	0.75	0.75	5.25	5.25
Lord Abbett Series Developing Growth VC
2021	16,026	22.00	22.00	352,903	—	0.75	0.75	(6.30)	(6.30)
2020	11,452	23.48	23.48	269,271	—	0.75	0.75	66.17	66.17
2019	7,684	14.13	14.13	108,755	—	0.75	0.75	26.95	26.95
2018	4,501	11.13	11.13	50,246	—	0.75	0.75	1.00	1.00
2017	4,408	11.02	11.02	48,713	—	0.75	0.75	25.23	25.23
MFS® VIT II Research International
2021	25,745	9.14	11.69	301,069	0.01	0.75	1.35	6.53	7.15
2020	33,917	8.58	10.91	369,446	0.02	0.75	1.35	7.92	8.56
2019	34,247	7.95	10.05	335,823	1.26	0.75	1.35	22.31	23.01
2018	33,210	6.50	8.17	270,814	1.04	0.75	1.35	(18.03)	(17.47)
2017	48,085	7.93	9.90	468,608	1.67	0.75	1.35	22.38	23.13
MFS® VIT Total Return
2021	64,220	13.36	15.62	1,003,892	0.02	0.75	1.35	8.97	9.69
2020	74,612	12.26	14.24	1,064,096	0.02	0.75	1.35	4.88	5.40
2019	98,690	11.69	13.51	1,334,002	2.26	0.75	1.35	14.95	15.77
2018	116,565	10.17	11.67	1,361,787	1.98	0.75	1.35	(9.84)	(9.39)
2017	145,105	11.28	12.88	1,868,733	2.04	0.75	1.35	7.22	7.96

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
MFS® VIT Utilities
2021	33,914	15.04	22.49	743,597	0.01	0.75	1.35	8.91	9.60
2020	32,833	13.81	20.52	656,606	0.02	0.75	1.35	1.17	1.74
2019	30,738	13.65	20.17	597,248	3.77	0.75	1.35	19.42	20.20
2018	29,300	11.43	16.78	475,313	0.83	0.75	1.35	(3.46)	(2.89)
2017	27,869	11.84	17.28	454,601	4.07	0.75	1.35	9.63	10.27
Morgan Stanley VIF Emerging Markets Equity
2021	45,629	7.65	9.06	413,319	0.01	0.75	1.35	(1.42)	(0.88)
2020	45,231	7.76	9.14	411,975	0.01	0.75	1.35	9.45	10.12
2019	57,672	7.09	8.30	478,147	1.13	0.75	1.35	14.54	15.12
2018	64,871	6.19	7.21	467,338	0.45	0.75	1.35	(21.05)	(20.51)
2017	53,845	7.84	9.07	488,045	0.78	0.75	1.35	29.16	29.94
Morningstar Aggressive Growth ETF Asset Allocation Portfolio
2021	15,609	14.28	14.28	222,752	0.01	0.75	0.75	13.97	13.97
2020	16,637	12.53	12.53	208,300	0.02	0.75	0.75	5.92	5.92
2019	16,015	11.83	11.83	189,360	1.60	0.75	0.75	17.71	17.71
2018	15,367	10.05	10.05	154,405	1.61	0.75	0.75	(12.68)	(12.68)
2017	11,550	11.51	11.51	132,893	1.28	0.75	0.75	15.33	15.33
Morningstar Balanced ETF Asset Allocation Portfolio
2021	32,184	12.13	12.13	390,328	0.01	0.75	0.75	6.68	6.68
2020	35,142	11.37	11.37	399,397	0.02	0.75	0.75	5.08	5.08
2019	34,669	10.82	10.82	374,943	2.35	0.75	0.75	12.01	12.01
2018	32,222	9.66	9.66	311,167	2.05	0.75	0.75	(9.72)	(9.72)
2017	28,177	10.70	10.70	301,277	1.65	0.75	0.75	9.18	9.18
Morningstar Conservative ETF Asset Allocation Portfolio
2021	13,415	9.66	9.66	129,519	0.01	0.75	0.75	(1.53)	(1.53)
2020	17,947	9.81	9.81	175,925	0.03	0.75	0.75	2.62	2.62
2019	4,287	9.56	9.56	40,984	1.98	0.75	0.75	5.52	5.52
2018	4,473	9.06	9.06	40,536	3.53	0.75	0.75	(6.02)	(6.02)
2017	1,034	9.64	9.64	9,958	—	0.75	0.75	2.34	2.34

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Morningstar Growth ETF Asset Allocation Portfolio
2021	17,447	13.40	13.40	233,855	0.01	0.75	0.75	10.65	10.65
2020	27,672	12.11	12.11	335,227	0.02	0.75	0.75	5.95	5.95
2019	26,306	11.43	11.43	300,817	1.47	0.75	0.75	15.34	15.34
2018	39,369	9.91	9.91	390,171	2.28	0.75	0.75	(11.44)	(11.44)
2017	13,276	11.19	11.19	148,555	1.46	0.75	0.75	12.92	12.92
Morningstar Income and Growth ETF Asset Allocation Portfolio
2021	16,633	10.89	10.89	181,133	0.01	0.75	0.75	2.54	2.54
2020	20,864	10.62	10.62	221,599	0.02	0.75	0.75	4.42	4.42
2019	20,037	10.17	10.17	203,791	2.13	0.75	0.75	8.77	8.77
2018	19,249	9.35	9.35	180,031	2.04	0.75	0.75	(7.79)	(7.79)
2017	9,694	10.14	10.14	98,292	1.18	0.75	0.75	5.85	5.85
Neuberger Berman AMT Sustainable Equity
2021	23,989	32.03	35.23	846,913	0.00	0.75	1.35	17.89	18.62
2020	28,397	27.17	29.70	844,912	0.00	0.75	1.35	14.16	14.89
2019	30,598	23.80	25.85	792,517	0.29	0.75	1.35	20.26	20.96
2018	31,099	19.79	21.37	665,661	0.18	0.75	1.35	(9.96)	(9.41)
2017	44,365	21.98	23.59	1,047,219	0.34	0.75	1.35	13.07	13.74
PIMCO VIT All Asset
2021	7,622	13.97	15.64	114,415	0.11	0.75	1.35	11.31	11.95
2020	9,453	12.55	13.97	127,932	0.05	0.75	1.35	3.38	4.02
2019	10,732	12.14	13.43	139,840	2.88	0.75	1.35	7.15	7.78
2018	11,554	11.33	12.46	140,075	3.19	0.75	1.35	(9.43)	(8.92)
2017	12,115	12.51	13.68	161,371	4.66	0.75	1.35	8.69	9.35
PIMCO VIT CommodityRealReturn Strategy
2021	41,071	4.77	5.42	219,245	0.04	0.75	1.35	27.88	28.44
2020	41,436	3.73	4.22	171,816	0.07	0.75	1.35	(3.12)	(2.54)
2019	42,263	3.85	4.33	180,578	4.75	0.75	1.35	6.65	7.44
2018	42,915	3.61	4.03	170,993	2.09	0.75	1.35	(17.77)	(17.25)
2017	48,305	4.39	4.87	232,820	9.37	0.75	1.35	(2.23)	(1.62)

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
PIMCO VIT Emerging Markets Bond
2021	4,698	11.41	11.93	55,975	0.05	0.75	1.35	(6.78)	(6.21)
2020	3,539	12.24	12.72	44,961	0.05	0.75	1.35	2.00	2.66
2019	3,771	12.00	12.39	46,674	5.32	0.75	1.35	9.79	10.43
2018	7,469	10.93	11.22	83,521	4.85	0.75	1.35	(8.92)	(8.33)
2017	5,464	12.00	12.24	66,737	6.16	0.75	1.35	5.08	5.70
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)
2021	33,214	10.98	11.81	391,686	0.02	0.75	1.35	(6.07)	(5.52)
2020	33,588	11.69	12.50	419,106	0.06	0.75	1.35	1.04	1.63
2019	48,392	11.57	12.30	594,593	1.86	0.75	1.35	2.39	3.10
2018	52,887	11.30	11.93	630,322	1.31	0.75	1.35	(2.25)	(1.65)
2017	53,160	11.56	12.13	644,421	4.66	0.75	1.35	(1.62)	(1.06)
PIMCO VIT Low Duration
2021	58,945	7.21	8.08	475,070	0.01	0.75	1.35	(5.13)	(4.49)
2020	68,641	7.60	8.46	580,042	0.01	0.75	1.35	(1.43)	(0.82)
2019	70,418	7.71	8.53	600,015	2.78	0.75	1.35	(0.39)	0.12
2018	64,278	7.74	8.52	546,601	1.86	0.75	1.35	(3.97)	(3.29)
2017	75,415	8.06	8.81	662,703	1.36	0.75	1.35	(3.01)	(2.44)
PIMCO VIT Real Return
2021	111,507	10.50	11.76	1,310,338	0.05	0.75	1.35	1.06	1.73
2020	115,435	10.39	11.56	1,334,518	0.01	0.75	1.35	7.00	7.53
2019	130,852	9.71	10.75	1,405,883	1.62	0.75	1.35	3.74	4.47
2018	140,061	9.36	10.29	1,439,778	2.57	0.75	1.35	(6.31)	(5.77)
2017	128,571	9.99	10.92	1,401,561	2.33	0.75	1.35	(0.79)	(0.18)
PIMCO VIT Total Return
2021	66,010	9.53	9.53	628,822	0.02	0.75	0.75	(4.99)	(4.99)
2020	54,792	10.03	10.03	549,409	0.02	0.75	0.75	4.59	4.59
2019	44,606	9.59	9.59	427,841	2.81	0.75	0.75	4.24	4.24
2018	19,931	9.20	9.20	183,397	2.54	0.75	0.75	(4.27)	(4.27)
2017	23,525	9.61	9.61	226,220	1.94	0.75	0.75	0.95	0.95

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Putnam VT Small Cap Value
2021	1,305	14.86	14.86	19,400	0.01	0.75	0.75	34.85	34.85
2020	911	11.02	11.02	10,045	0.01	0.75	0.75	0.09	0.09
2019	1,774	11.01	11.01	19,534	0.66	0.75	0.75	19.67	19.67
2018	1,702	9.20	9.20	15,662	0.43	0.75	0.75	(22.88)	(22.88)
2017	1,639	11.93	11.93	19,552	0.42	0.75	0.75	3.92	3.92
Royce Micro-Cap
2021	14,090	13.01	15.77	221,819	—	0.75	1.35	24.50	25.16
2020	15,360	10.45	12.60	193,194	—	0.75	1.35	18.48	19.21
2019	15,614	8.82	10.57	164,729	—	0.75	1.35	14.40	15.14
2018	16,658	7.71	9.18	151,455	—	0.75	1.35	(12.88)	(12.40)
2017	18,716	8.85	10.48	191,917	0.63	0.75	1.35	0.68	1.35
T. Rowe Price Health Sciences
2021	80,329	23.02	23.02	1,850,308	—	0.75	0.75	8.64	8.64
2020	75,438	21.19	21.19	1,598,905	—	0.75	0.75	24.50	24.50
2019	72,441	17.02	17.02	1,233,406	—	0.75	0.75	23.96	23.96
2018	61,974	13.73	13.73	851,656	—	0.75	0.75	(2.90)	(2.90)
2017	22,885	14.14	14.14	324,122	—	0.75	0.75	22.64	22.64
Templeton Developing Markets VIP Fund
2021	16,710	11.03	11.03	184,388	0.01	0.75	0.75	(9.22)	(9.22)
2020	17,647	12.15	12.15	214,489	0.06	0.75	0.75	12.81	12.81
2019	19,594	10.77	10.77	210,974	1.00	0.75	0.75	22.11	22.11
2018	17,321	8.82	8.82	152,845	0.89	0.75	0.75	(18.93)	(18.93)
2017	17,711	10.88	10.88	192,806	1.14	0.75	0.75	35.16	35.16
Templeton Global Bond VIP Fund
2021	313,166	7.11	7.11	2,225,419	—	0.75	0.75	(8.49)	(8.49)
2020	249,500	7.77	7.77	1,937,727	0.06	0.75	0.75	(8.70)	(8.70)
2019	146,973	8.51	8.51	1,251,558	7.02	0.75	0.75	(1.73)	(1.73)
2018	137,719	8.66	8.66	1,193,640	—	0.75	0.75	(1.81)	(1.81)
2017	128,792	8.82	8.82	1,136,986	—	0.75	0.75	(1.89)	(1.89)

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Western Asset Variable Global High Yield Bond
2021	2,421	11.65	11.81	28,400	0.04	0.75	1.35	(3.32)	(2.64)
2020	3,102	12.05	12.13	37,516	0.03	0.75	1.35	2.55	3.15
2019	4,361	11.75	11.76	51,259	4.64	0.75	1.35	9.20	9.80
2018	5,337	10.71	10.76	57,563	3.95	0.75	1.35	(8.27)	(7.67)
2017	7,608	11.60	11.73	89,296	5.41	0.75	1.35	3.81	4.41

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. Average net assets is a simple average of net assets and will not reflect offsetting changes in net assets occurring within a year. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2)

These ratios represent the annualized contract expenses of the Account, consisting primarily of administrative and mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to the unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded. The additional fees for the mortality and expense risk charges applied to policies whose contract values are less than $100,000 are excluded from these ratios because they result in reductions of contract owner units, rather than direct reductions to the unit values. See Note 2.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the inception date through the end of the reporting period.

(4)	Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contractholders.

5. Subsequent Events

The Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.